Quarterly Holdings Report
for

Fidelity® Series Bond Index Fund

November 30, 2019

SBX-QTLY-0120
1.9892978.100

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.6%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
2.45% 6/30/20	$955,000	$956,410
2.8% 2/17/21	1,604,000	1,618,093
2.95% 7/15/26	1,425,000	1,444,585
3.4% 5/15/25	1,652,000	1,724,833
3.55% 6/1/24	535,000	560,075
3.6% 7/15/25	1,130,000	1,190,108
3.8% 3/15/22	1,782,000	1,849,231
3.8% 2/15/27	1,604,000	1,705,354
4% 1/15/22	178,000	185,423
4.125% 2/17/26	4,870,000	5,257,246
4.35% 6/15/45	4,414,000	4,711,281
4.5% 3/9/48	1,706,000	1,857,875
4.55% 3/9/49	33,000	36,262
4.65% 6/1/44	1,403,000	1,533,444
4.75% 5/15/46	1,836,000	2,052,578
4.85% 7/15/45	535,000	602,616
4.9% 8/15/37	4,533,000	5,180,220
5.15% 11/15/46	150,000	176,130
5.15% 2/15/50	6,485,000	7,730,545
5.55% 8/15/41	1,301,000	1,580,378
6.35% 3/15/40	178,000	232,882
6.375% 3/1/41	1,221,000	1,618,763
British Telecommunications PLC 9.625% 12/15/30 (a)	805,000	1,230,757
Orange SA 5.5% 2/6/44	535,000	707,738
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	2,388,000	2,590,405
4.665% 3/6/38	1,050,000	1,167,804
5.213% 3/8/47	1,167,000	1,376,990
5.462% 2/16/21	481,000	500,437
5.52% 3/1/49	600,000	740,485
7.045% 6/20/36	464,000	650,807
Verizon Communications, Inc.:
2.625% 8/15/26	4,123,000	4,198,279
3.5% 11/1/24	535,000	566,831
4.125% 3/16/27	1,247,000	1,385,959
4.272% 1/15/36	4,327,000	4,936,924
4.4% 11/1/34	673,000	781,051
4.75% 11/1/41	178,000	216,129
5.012% 4/15/49	2,100,000	2,701,435
5.012% 8/21/54	2,238,000	2,931,940
5.25% 3/16/37	2,763,000	3,491,469
5.5% 3/16/47	4,791,000	6,512,100
6.55% 9/15/43	2,231,000	3,302,828
		83,794,700
Entertainment - 0.1%
NBCUniversal, Inc. 6.4% 4/30/40	535,000	769,225
The Walt Disney Co.:
2% 9/1/29	1,877,000	1,823,147
2.75% 9/1/49	1,876,000	1,805,719
3.7% 10/15/25	1,247,000	1,348,195
5.4% 10/1/43	691,000	962,015
5.65% 8/15/20	178,000	182,667
6.15% 3/1/37	705,000	990,496
6.15% 2/15/41	1,872,000	2,728,397
TWDC Enterprises 18 Corp. 2.3% 2/12/21	845,000	849,920
Viacom, Inc.:
4.25% 9/1/23	1,386,000	1,469,882
4.375% 3/15/43	470,000	485,489
		13,415,152
Interactive Media & Services - 0.0%
Alphabet, Inc.:
1.998% 8/15/26	410,000	408,785
3.625% 5/19/21	673,000	689,898
		1,098,683
Media - 0.7%
CBS Corp.:
3.375% 2/15/28	1,880,000	1,915,310
4% 1/15/26	1,069,000	1,145,032
4.6% 1/15/45	1,301,000	1,421,303
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.2% 3/15/28	1,961,000	2,078,728
4.908% 7/23/25	1,423,000	1,560,661
5.125% 7/1/49	2,445,000	2,646,065
5.75% 4/1/48	933,000	1,080,378
6.384% 10/23/35	2,397,000	2,990,608
6.484% 10/23/45	836,000	1,036,343
Comcast Corp.:
1.625% 1/15/22	1,872,000	1,861,668
2.35% 1/15/27	4,242,000	4,240,798
2.65% 2/1/30	1,500,000	1,506,418
3.125% 7/15/22	535,000	551,967
3.15% 3/1/26	891,000	935,088
3.3% 2/1/27	2,122,000	2,251,076
3.375% 8/15/25	2,442,000	2,587,036
3.45% 10/1/21	1,016,000	1,044,326
3.45% 2/1/50	2,000,000	2,052,178
3.7% 4/15/24	1,848,000	1,965,335
3.969% 11/1/47	926,000	1,029,746
4% 3/1/48	2,139,000	2,392,644
4.15% 10/15/28	3,360,000	3,787,894
4.65% 7/15/42	1,604,000	1,938,674
4.7% 10/15/48	5,708,000	7,087,480
4.75% 3/1/44	963,000	1,175,505
4.95% 10/15/58	1,340,000	1,750,215
6.4% 3/1/40	178,000	256,790
6.55% 7/1/39	535,000	776,536
6.95% 8/15/37	1,195,000	1,781,858
Discovery Communications LLC:
3.25% 4/1/23	416,000	426,596
4.875% 4/1/43	874,000	953,618
5.2% 9/20/47	1,497,000	1,704,498
5.3% 5/15/49	800,000	923,538
Fox Corp.:
4.03% 1/25/24 (b)	837,000	890,321
4.709% 1/25/29 (b)	1,850,000	2,099,530
5.476% 1/25/39 (b)	679,000	835,321
5.576% 1/25/49 (b)	1,660,000	2,115,379
Time Warner Cable, Inc.:
4.5% 9/15/42	1,961,000	1,963,893
7.3% 7/1/38	713,000	914,321
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	911,000	898,818
2.55% 2/15/22	501,000	509,271
3% 7/30/46	802,000	808,545
3.15% 9/17/25	1,688,000	1,794,619
4.125% 6/1/44	1,016,000	1,215,139
		74,901,067
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
3.125% 7/16/22	750,000	767,813
3.625% 4/22/29	2,503,000	2,655,048
6.125% 11/15/37	1,491,000	1,994,213
Rogers Communications, Inc.:
2.9% 11/15/26	445,000	454,579
3.625% 12/15/25	356,000	379,043
3.7% 11/15/49	1,300,000	1,332,158
4.1% 10/1/23	860,000	915,877
5.45% 10/1/43	1,029,000	1,311,763
Vodafone Group PLC:
2.5% 9/26/22	535,000	543,067
2.95% 2/19/23	1,230,000	1,258,653
3.75% 1/16/24	1,843,000	1,943,338
4.375% 5/30/28	6,205,000	6,894,841
5.125% 6/19/59	1,000,000	1,163,787
5.25% 5/30/48	2,907,000	3,473,510
		25,087,690

TOTAL COMMUNICATION SERVICES		198,297,292

CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.3%
American Honda Finance Corp.:
1.65% 7/12/21	1,417,000	1,411,892
1.7% 9/9/21	802,000	799,518
2.15% 3/13/20	1,524,000	1,524,791
2.15% 9/10/24	3,830,000	3,821,183
2.3% 9/9/26	891,000	888,907
3.55% 1/12/24	4,350,000	4,587,568
Ford Motor Co. 4.75% 1/15/43	1,364,000	1,189,195
General Motors Co.:
5% 10/1/28	248,000	265,379
5.2% 4/1/45	761,000	758,090
5.95% 4/1/49	900,000	977,585
6.6% 4/1/36	1,041,000	1,210,163
6.75% 4/1/46	1,275,000	1,483,482
General Motors Financial Co., Inc.:
3.15% 1/15/20	1,182,000	1,182,415
3.25% 1/5/23	1,284,000	1,304,882
3.85% 1/5/28	1,247,000	1,255,830
4% 1/15/25	2,629,000	2,724,528
4% 10/6/26	656,000	672,204
4.3% 7/13/25	2,210,000	2,327,575
4.35% 1/17/27	1,425,000	1,477,609
4.375% 9/25/21	1,638,000	1,694,373
5.65% 1/17/29	2,007,000	2,229,096
		33,786,265
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	356,000	422,077
Ingersoll-Rand Global Holding Co. Ltd.:
2.9% 2/21/21	846,000	852,074
3.75% 8/21/28	829,000	881,666
4.3% 2/21/48	886,000	986,111
Massachusetts Institute of Technology:
3.885% 7/1/2116	504,000	580,908
3.959% 7/1/38	842,000	971,174
Northwestern University 4.643% 12/1/44	597,000	762,691
President and Fellows of Harvard College:
3.3% 7/15/56	865,000	937,729
3.619% 10/1/37	178,000	195,884
Rice University 3.774% 5/15/55	340,000	387,545
Trustees of Princeton Univ. 5.7% 3/1/39	178,000	252,673
University Notre Dame du Lac 3.438% 2/15/45	593,000	648,510
University of Southern California 5.25% 10/1/2111	356,000	533,448
		8,412,490
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	410,000	413,278
3.625% 9/1/49	3,800,000	3,874,494
3.7% 1/30/26	3,007,000	3,233,545
4.45% 3/1/47	1,013,000	1,174,282
4.875% 12/9/45	968,000	1,187,995
6.3% 3/1/38	1,256,000	1,731,414
Metropolitan Museum of Art 3.4% 7/1/45	535,000	568,619
Starbucks Corp.:
2.45% 6/15/26	1,782,000	1,796,616
3.8% 8/15/25	1,239,000	1,334,314
3.85% 10/1/23	335,000	356,268
4% 11/15/28	1,247,000	1,390,685
4.5% 11/15/48	837,000	971,188
		18,032,698
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.:
2.4% 2/22/23	2,825,000	2,870,456
2.8% 8/22/24	1,155,000	1,194,558
3.15% 8/22/27	1,864,000	1,980,632
3.875% 8/22/37	901,000	1,026,366
4.05% 8/22/47	2,306,000	2,755,655
4.25% 8/22/57	1,183,000	1,451,712
4.8% 12/5/34	1,069,000	1,329,571
		12,608,950
Multiline Retail - 0.1%
Dollar Tree, Inc.:
3.7% 5/15/23	1,551,000	1,611,526
4% 5/15/25	1,425,000	1,503,668
Kohl's Corp. 4.75% 12/15/23	380,000	404,538
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	846,000	835,653
4.3% 2/15/43	846,000	681,926
Nordstrom, Inc.:
4% 3/15/27	804,000	826,370
5% 1/15/44	356,000	347,394
Target Corp.:
3.875% 7/15/20	535,000	541,493
3.9% 11/15/47	1,549,000	1,793,776
4% 7/1/42	1,247,000	1,441,082
		9,987,426
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 4.5% 12/1/23	668,000	714,844
AutoZone, Inc.:
3.125% 7/15/23	682,000	701,634
3.25% 4/15/25	713,000	742,046
3.7% 4/15/22	980,000	1,012,127
3.75% 6/1/27	1,034,000	1,106,199
Lowe's Companies, Inc.:
3.65% 4/5/29	1,909,000	2,046,054
3.7% 4/15/46	624,000	637,798
4.05% 5/3/47	2,050,000	2,202,993
4.55% 4/5/49	1,688,000	1,961,268
4.625% 4/15/20	356,000	356,615
4.65% 4/15/42	1,158,000	1,334,981
O'Reilly Automotive, Inc. 3.85% 6/15/23	504,000	529,103
The Home Depot, Inc.:
2.8% 9/14/27	891,000	932,575
3% 4/1/26	1,788,000	1,875,985
3.75% 2/15/24	1,198,000	1,276,822
3.9% 12/6/28	1,027,000	1,157,671
3.9% 6/15/47	1,529,000	1,743,862
4.2% 4/1/43	281,000	325,954
4.25% 4/1/46	584,000	692,737
4.5% 12/6/48	1,331,000	1,662,487
4.875% 2/15/44	513,000	653,896
5.875% 12/16/36	1,854,000	2,565,417
		26,233,068
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 3.375% 11/1/46	802,000	857,180

TOTAL CONSUMER DISCRETIONARY		109,918,077

CONSUMER STAPLES - 1.9%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc.:
2.625% 1/17/23	504,000	513,042
3.3% 2/1/23	1,642,000	1,702,408
3.65% 2/1/26	10,789,000	11,533,913
4.625% 2/1/44	1,025,000	1,154,031
4.7% 2/1/36	868,000	1,010,657
4.9% 2/1/46	3,240,000	3,859,576
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 7/15/22	411,000	416,791
4.15% 1/23/25	2,504,000	2,726,259
4.439% 10/6/48	1,318,000	1,498,715
4.6% 4/15/48	3,342,000	3,877,570
5.55% 1/23/49	3,402,000	4,512,093
5.8% 1/23/59 (Reg. S)	2,487,000	3,500,414
8.2% 1/15/39	499,000	790,202
Constellation Brands, Inc.:
3.5% 5/9/27	1,782,000	1,868,215
3.7% 12/6/26	1,346,000	1,439,297
Dr. Pepper Snapple Group, Inc.:
2% 1/15/20	508,000	507,506
4.057% 5/25/23	2,674,000	2,828,081
4.985% 5/25/38	1,284,000	1,506,701
Molson Coors Brewing Co.:
2.1% 7/15/21	874,000	873,182
3% 7/15/26	3,101,000	3,117,954
4.2% 7/15/46	2,358,000	2,322,270
PepsiCo, Inc.:
2.15% 10/14/20	2,139,000	2,144,733
2.25% 5/2/22	2,139,000	2,159,943
2.375% 10/6/26	1,203,000	1,227,605
3% 10/15/27	3,245,000	3,447,340
3.6% 8/13/42	535,000	584,203
4.25% 10/22/44	1,069,000	1,280,692
4.45% 4/14/46	1,034,000	1,290,542
The Coca-Cola Co.:
1.55% 9/1/21	711,000	707,941
2.2% 5/25/22	2,674,000	2,701,916
2.875% 10/27/25	1,707,000	1,784,983
3.15% 11/15/20	659,000	667,000
		69,555,775
Food & Staples Retailing - 0.3%
Costco Wholesale Corp. 2.75% 5/18/24	1,069,000	1,103,868
Kroger Co.:
2.65% 10/15/26	508,000	508,936
3.5% 2/1/26	713,000	747,562
5.15% 8/1/43	485,000	553,438
5.4% 1/15/49	1,161,000	1,414,774
Sysco Corp.:
3.3% 7/15/26	584,000	614,752
3.75% 10/1/25	1,016,000	1,092,055
Walgreen Co. 3.1% 9/15/22	508,000	515,648
Walgreens Boots Alliance, Inc.:
3.45% 6/1/26	891,000	905,953
4.65% 6/1/46	980,000	986,441
Walmart, Inc.:
2.85% 7/8/24	4,600,000	4,769,371
3.3% 4/22/24	3,387,000	3,561,447
3.4% 6/26/23	1,668,000	1,751,062
3.7% 6/26/28	2,192,000	2,423,568
4.05% 6/29/48	1,369,000	1,639,119
4.3% 4/22/44	1,069,000	1,317,255
5.625% 4/1/40	356,000	508,011
5.625% 4/15/41	820,000	1,178,245
6.5% 8/15/37	1,475,000	2,223,206
		27,814,711
Food Products - 0.4%
Campbell Soup Co.:
2.5% 8/2/22	846,000	854,355
4.8% 3/15/48	2,496,000	2,872,985
Conagra Brands, Inc.:
3.2% 1/25/23	1,569,000	1,608,927
3.8% 10/22/21	837,000	861,762
4.3% 5/1/24	1,598,000	1,714,578
4.85% 11/1/28	2,429,000	2,758,687
5.3% 11/1/38	2,484,000	2,893,236
5.4% 11/1/48	324,000	385,679
General Mills, Inc.:
3.7% 10/17/23	2,487,000	2,623,625
4.2% 4/17/28	3,066,000	3,418,893
H.J. Heinz Co.:
3% 6/1/26	2,317,000	2,308,536
4.375% 6/1/46	1,217,000	1,185,255
4.625% 1/30/29	6,690,000	7,326,480
5% 7/15/35	624,000	680,443
5.2% 7/15/45	924,000	996,684
Kellogg Co.:
3.125% 5/17/22	335,000	341,958
3.25% 4/1/26	663,000	686,926
4.3% 5/15/28	1,069,000	1,185,208
Kraft Foods Group, Inc.:
3.5% 6/6/22	2,076,000	2,146,025
5% 6/4/42	504,000	535,431
The J.M. Smucker Co. 2.5% 3/15/20	1,016,000	1,017,442
Tyson Foods, Inc.:
3.95% 8/15/24	1,350,000	1,442,427
4% 3/1/26	1,314,000	1,421,684
4.35% 3/1/29	4,604,000	5,218,731
5.1% 9/28/48	336,000	418,113
Unilever Capital Corp.:
2% 7/28/26	284,000	281,905
3.1% 7/30/25	517,000	541,382
		47,727,357
Household Products - 0.1%
Colgate-Palmolive Co. 3.25% 3/15/24	1,782,000	1,878,082
Kimberly-Clark Corp.:
2.4% 3/1/22	926,000	936,253
2.4% 6/1/23	1,425,000	1,446,002
3.2% 7/30/46	445,000	456,403
Procter & Gamble Co.:
2.3% 2/6/22	837,000	848,480
2.85% 8/11/27	802,000	850,019
3.1% 8/15/23	1,782,000	1,869,525
		8,284,764
Tobacco - 0.4%
Altria Group, Inc.:
2.85% 8/9/22	1,247,000	1,264,950
3.8% 2/14/24	829,000	871,230
3.875% 9/16/46	1,782,000	1,692,110
4.25% 8/9/42	1,744,000	1,755,441
4.8% 2/14/29	2,365,000	2,614,679
5.8% 2/14/39	1,666,000	1,957,986
5.95% 2/14/49	1,854,000	2,233,624
BAT Capital Corp.:
2.764% 8/15/22	1,693,000	1,711,456
3.222% 8/15/24	1,836,000	1,869,159
3.462% 9/6/29	3,400,000	3,373,739
3.557% 8/15/27	3,773,000	3,843,150
4.54% 8/15/47	2,983,000	2,910,981
Philip Morris International, Inc.:
1.875% 2/25/21	2,674,000	2,672,334
2.125% 5/10/23	553,000	552,947
2.75% 2/25/26	668,000	679,813
3.375% 8/15/29	3,300,000	3,467,228
3.6% 11/15/23	654,000	691,365
3.875% 8/21/42	860,000	905,023
4.125% 3/4/43	1,782,000	1,936,182
4.5% 3/26/20	356,000	358,773
4.875% 11/15/43	1,069,000	1,278,470
6.375% 5/16/38	258,000	359,495
Reynolds American, Inc.:
4.45% 6/12/25	1,259,000	1,348,120
4.85% 9/15/23	321,000	346,855
5.85% 8/15/45	756,000	854,864
7.25% 6/15/37	1,287,000	1,633,324
		43,183,298

TOTAL CONSUMER STAPLES		196,565,905

ENERGY - 2.5%
Energy Equipment & Services - 0.1%
Baker Hughes A GE Co. LLC 5.125% 9/15/40	356,000	414,040
Baker Hughes A Ge Co. LLC / Co.- 4.08% 12/15/47	3,420,000	3,485,154
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	677,000	709,694
Halliburton Co.:
3.8% 11/15/25	1,850,000	1,950,150
5% 11/15/45	1,344,000	1,500,496
7.45% 9/15/39	267,000	380,177
		8,439,711
Oil, Gas & Consumable Fuels - 2.4%
Apache Corp.:
4.375% 10/15/28	5,354,000	5,427,799
5.1% 9/1/40	535,000	521,882
Boardwalk Pipelines LP 4.95% 12/15/24	846,000	911,375
BP Capital Markets PLC:
2.315% 2/13/20	321,000	321,228
2.5% 11/6/22	535,000	543,292
2.521% 1/15/20	1,069,000	1,069,736
3.062% 3/17/22	668,000	684,687
3.279% 9/19/27	2,270,000	2,382,501
Canadian Natural Resources Ltd.:
2.95% 1/15/23	420,000	427,287
3.9% 2/1/25	335,000	355,220
4.95% 6/1/47	1,141,000	1,349,246
6.25% 3/15/38	1,221,000	1,546,101
Cenovus Energy, Inc.:
3% 8/15/22	303,000	306,407
3.8% 9/15/23	312,000	322,609
4.25% 4/15/27	1,693,000	1,777,700
5.4% 6/15/47	1,676,000	1,909,020
6.75% 11/15/39	356,000	441,123
Chevron Corp.:
1.961% 3/3/20	1,537,000	1,536,938
2.1% 5/16/21	2,451,000	2,459,102
2.895% 3/3/24	4,194,000	4,352,172
2.954% 5/16/26	1,961,000	2,062,135
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	543,000	545,681
4.5% 6/1/25	593,000	644,498
ConocoPhillips Co.:
4.95% 3/15/26	4,376,000	5,045,778
5.95% 3/15/46	1,069,000	1,527,404
6.5% 2/1/39	1,342,000	1,951,737
DCP Midstream Operating LP 3.875% 3/15/23	673,000	683,095
Devon Energy Corp.:
5% 6/15/45	624,000	728,976
5.6% 7/15/41	513,000	623,633
Ecopetrol SA:
5.375% 6/26/26	845,000	933,139
5.875% 9/18/23	3,000,000	3,310,500
5.875% 5/28/45	677,000	770,722
7.375% 9/18/43	880,000	1,167,375
Enbridge Energy Partners LP 4.2% 9/15/21	1,551,000	1,597,425
Enbridge, Inc.:
3.5% 6/10/24	504,000	524,194
5.5% 12/1/46	2,582,000	3,237,753
Encana Corp.:
3.9% 11/15/21	874,000	893,798
6.5% 2/1/38	891,000	1,045,499
Energy Transfer Partners LP:
3.6% 2/1/23	1,524,000	1,558,215
4.15% 10/1/20	802,000	811,819
4.95% 6/15/28	1,681,000	1,808,569
5.15% 3/15/45	1,425,000	1,445,712
5.5% 6/1/27	1,400,000	1,547,225
6% 6/15/48	1,756,000	2,003,166
6.25% 4/15/49	105,000	124,094
Enterprise Products Operating LP:
3.7% 2/15/26	316,000	335,260
3.95% 2/15/27	4,613,000	4,966,819
4.05% 2/15/22	1,662,000	1,731,968
4.25% 2/15/48	5,064,000	5,416,206
4.8% 2/1/49	265,000	307,002
4.85% 8/15/42	445,000	505,299
4.85% 3/15/44	891,000	1,019,137
4.9% 5/15/46	763,000	878,459
5.7% 2/15/42	356,000	447,046
7.55% 4/15/38	356,000	511,507
EOG Resources, Inc. 4.15% 1/15/26	998,000	1,098,116
Equinor ASA:
3.625% 9/10/28	2,153,000	2,371,457
3.7% 3/1/24	651,000	695,557
5.1% 8/17/40	356,000	459,333
Exxon Mobil Corp.:
2.726% 3/1/23	1,782,000	1,827,076
3.043% 3/1/26	1,484,000	1,562,753
3.567% 3/6/45	1,186,000	1,293,378
Hess Corp.:
3.5% 7/15/24	677,000	693,293
5.6% 2/15/41	606,000	690,762
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	2,175,000	2,237,013
3.5% 9/1/23	356,000	368,525
3.95% 9/1/22	1,247,000	1,296,121
4.25% 9/1/24	5,024,000	5,361,339
5% 3/1/43	178,000	193,380
5.5% 3/1/44	1,247,000	1,428,498
5.625% 9/1/41	178,000	204,291
6.55% 9/15/40	535,000	668,452
Kinder Morgan, Inc.:
4.3% 3/1/28	1,776,000	1,924,770
5.2% 3/1/48	885,000	1,020,491
5.3% 12/1/34	1,524,000	1,743,739
Magellan Midstream Partners LP:
3.95% 3/1/50	1,590,000	1,602,750
4.25% 9/15/46	980,000	1,043,646
5% 3/1/26	535,000	603,128
Marathon Oil Corp.:
3.85% 6/1/25	1,247,000	1,306,333
4.4% 7/15/27	3,070,000	3,305,140
5.2% 6/1/45	891,000	1,002,891
Marathon Petroleum Corp.:
4.5% 4/1/48	3,210,000	3,387,134
4.75% 12/15/23	1,019,000	1,103,437
5.125% 3/1/21	178,000	184,540
6.5% 3/1/41	178,000	225,779
MPLX LP:
4.125% 3/1/27	1,685,000	1,748,941
4.7% 4/15/48	3,476,000	3,456,541
4.8% 2/15/29	2,638,000	2,856,270
5.2% 3/1/47	1,091,000	1,150,636
Nexen, Inc. 5.875% 3/10/35	662,000	858,380
Noble Energy, Inc. 4.95% 8/15/47	2,459,000	2,621,188
Occidental Petroleum Corp.:
2.7% 8/15/22	812,000	818,728
2.7% 2/15/23	1,069,000	1,074,785
2.9% 8/15/24	1,545,000	1,552,268
3.125% 2/15/22	356,000	361,381
3.2% 8/15/26	986,000	991,775
3.4% 4/15/26	606,000	616,436
3.45% 7/15/24	891,000	902,470
3.5% 8/15/29	2,531,000	2,555,822
4.1% 2/15/47	503,000	479,333
4.2% 3/15/48	1,610,000	1,564,186
4.3% 8/15/39	453,000	458,324
4.4% 4/15/46	909,000	901,934
4.4% 8/15/49	453,000	460,021
4.5% 7/15/44	1,200,000	1,197,317
4.85% 3/15/21	1,808,000	1,863,783
6.2% 3/15/40	356,000	423,030
6.45% 9/15/36	476,000	578,801
6.6% 3/15/46	829,000	1,063,831
ONEOK Partners LP 3.375% 10/1/22	891,000	913,242
ONEOK, Inc.:
4.45% 9/1/49	1,110,000	1,105,817
4.95% 7/13/47	1,043,000	1,100,041
5.2% 7/15/48	538,000	590,611
Petro-Canada 6.8% 5/15/38	1,505,000	2,108,062
Petroleos Mexicanos:
5.35% 2/12/28	2,060,000	1,995,110
5.625% 1/23/46	546,000	482,186
6.35% 2/12/48	3,862,000	3,643,918
6.49% 1/23/27 (b)	3,332,000	3,506,930
6.5% 3/13/27	3,623,000	3,791,424
6.75% 9/21/47	2,360,000	2,327,550
6.84% 1/23/30 (b)	3,100,000	3,250,350
7.69% 1/23/50 (b)	4,361,000	4,674,992
Phillips 66 Co.:
4.875% 11/15/44	178,000	215,916
5.875% 5/1/42	1,693,000	2,283,994
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	1,284,000	1,310,178
4.65% 10/15/25	2,184,000	2,320,658
4.9% 2/15/45	339,000	327,891
5.75% 1/15/20	178,000	178,687
6.65% 1/15/37	498,000	571,966
Shell International Finance BV:
1.75% 9/12/21	1,158,000	1,155,569
2.125% 5/11/20	1,479,000	1,480,880
2.375% 8/21/22	535,000	542,462
3.125% 11/7/49	3,000,000	2,999,239
3.25% 5/11/25	2,523,000	2,659,614
3.5% 11/13/23	9,747,000	10,295,634
4% 5/10/46	713,000	821,443
4.375% 5/11/45	2,370,000	2,855,945
6.375% 12/15/38	748,000	1,085,453
Spectra Energy Partners LP:
3.375% 10/15/26	2,907,000	3,005,765
4.75% 3/15/24	860,000	934,391
Suncor Energy, Inc.:
3.6% 12/1/24	1,263,000	1,333,899
4% 11/15/47	3,021,000	3,244,399
6.85% 6/1/39	356,000	503,100
Sunoco Logistics Partner Operations LP:
3.9% 7/15/26	1,340,000	1,375,447
5.3% 4/1/44	1,034,000	1,068,295
5.4% 10/1/47	980,000	1,031,958
The Williams Companies, Inc.:
4.55% 6/24/24	1,012,000	1,083,339
5.75% 6/24/44	339,000	388,541
Total Capital International SA:
2.7% 1/25/23	339,000	346,190
2.75% 6/19/21	1,069,000	1,084,020
2.875% 2/17/22	744,000	760,435
3.455% 2/19/29	3,803,000	4,122,300
3.75% 4/10/24	356,000	380,343
TransCanada PipeLines Ltd.:
2.5% 8/1/22	891,000	900,322
4.75% 5/15/38	378,000	431,474
4.875% 1/15/26	891,000	997,023
4.875% 5/15/48	877,000	1,025,528
5.1% 3/15/49	1,836,000	2,218,072
6.1% 6/1/40	1,195,000	1,557,218
Transcontinental Gas Pipe Line Co. LLC:
4.45% 8/1/42	1,381,000	1,438,835
4.6% 3/15/48	713,000	755,451
Valero Energy Corp.:
4% 4/1/29	1,836,000	1,963,608
6.625% 6/15/37	966,000	1,273,577
Western Gas Partners LP:
4% 7/1/22	535,000	543,441
4.5% 3/1/28	1,247,000	1,195,677
4.75% 8/15/28	1,568,000	1,520,301
5.3% 3/1/48	1,247,000	1,041,618
Williams Partners LP:
3.35% 8/15/22	499,000	511,310
3.75% 6/15/27	4,163,000	4,262,126
3.9% 1/15/25	628,000	654,572
4.85% 3/1/48	172,000	180,137
		256,544,047

TOTAL ENERGY		264,983,758

FINANCIALS - 7.8%
Banks - 4.6%
Australia and New Zealand Banking Group Ltd. 3.7% 11/16/25	944,000	1,020,629
Bank of America Corp.:
2.456% 10/22/25 (a)	2,600,000	2,608,557
2.503% 10/21/22	1,604,000	1,617,765
2.625% 4/19/21	1,247,000	1,258,307
3.004% 12/20/23 (a)	1,888,000	1,928,240
3.194% 7/23/30 (a)	2,934,000	3,030,314
3.248% 10/21/27	668,000	696,443
3.366% 1/23/26 (a)	1,889,000	1,971,549
3.419% 12/20/28 (a)	3,230,000	3,386,462
3.593% 7/21/28 (a)	1,978,000	2,098,310
3.705% 4/24/28 (a)	1,568,000	1,672,572
3.864% 7/23/24 (a)	4,331,000	4,562,786
3.974% 2/7/30 (a)	2,521,000	2,755,771
4% 4/1/24	867,000	927,926
4% 1/22/25	1,069,000	1,137,536
4.1% 7/24/23	1,247,000	1,329,417
4.183% 11/25/27	918,000	994,346
4.2% 8/26/24	1,515,000	1,623,340
4.25% 10/22/26	713,000	779,482
4.271% 7/23/29 (a)	7,550,000	8,401,518
4.33% 3/15/50 (a)	2,333,000	2,808,107
4.443% 1/20/48 (a)	2,718,000	3,302,651
4.45% 3/3/26	2,317,000	2,543,650
5% 1/21/44	958,000	1,249,979
Bank of Montreal:
3.3% 2/5/24	11,100,000	11,541,813
3.803% 12/15/32 (a)	420,000	437,262
Bank of Nova Scotia:
3.4% 2/11/24	4,251,000	4,446,503
4.375% 1/13/21	178,000	182,781
4.5% 12/16/25	2,830,000	3,085,133
Barclays PLC:
3.25% 1/12/21	1,336,000	1,348,603
3.932% 5/7/25 (a)	572,000	596,446
4.337% 1/10/28	998,000	1,064,655
4.375% 1/12/26	711,000	762,466
4.836% 5/9/28	1,711,000	1,827,052
4.95% 1/10/47	3,320,000	3,818,611
5.25% 8/17/45	998,000	1,185,325
BB&T Corp.:
2.75% 4/1/22	1,581,000	1,606,214
3.8% 10/30/26	427,000	458,862
BNP Paribas SA 2.375% 5/21/20	2,067,000	2,070,932
BPCE SA:
2.25% 1/27/20	569,000	568,975
4% 4/15/24	284,000	304,023
Capital One Bank NA 3.375% 2/15/23	345,000	355,458
Capital One NA 2.25% 9/13/21	1,604,000	1,607,161
Citigroup, Inc.:
3 month U.S. LIBOR + 1.023% 4.044% 6/1/24 (a)(c)	3,565,000	3,763,391
3 month U.S. LIBOR + 1.151% 3.52% 10/27/28 (a)(c)	2,006,000	2,114,074
2.35% 8/2/21	3,761,000	3,777,746
2.7% 10/27/22	17,500,000	17,775,479
2.75% 4/25/22	2,601,000	2,639,443
3.142% 1/24/23 (a)	4,099,000	4,173,761
3.668% 7/24/28 (a)	1,351,000	1,434,846
3.7% 1/12/26	1,984,000	2,115,650
3.887% 1/10/28 (a)	802,000	863,046
3.98% 3/20/30 (a)	3,578,000	3,898,912
4.125% 7/25/28	2,752,000	2,991,141
4.4% 6/10/25	713,000	770,201
4.6% 3/9/26	1,069,000	1,176,574
4.75% 5/18/46	1,403,000	1,676,546
5.3% 5/6/44	356,000	451,265
5.5% 9/13/25	891,000	1,018,630
5.875% 1/30/42	298,000	415,033
8.125% 7/15/39	1,425,000	2,360,592
Citizens Financial Group, Inc.:
2.375% 7/28/21	777,000	779,762
4.3% 12/3/25	337,000	362,571
Comerica, Inc. 3.8% 7/22/26	651,000	684,964
Commonwealth Bank of Australia New York Branch 2.3% 3/12/20	1,346,000	1,347,439
Corporacion Andina de Fomento 4.375% 6/15/22	2,513,000	2,635,660
Credit Suisse Group Funding Guernsey Ltd.:
3.8% 9/15/22	2,234,000	2,323,284
3.8% 6/9/23	3,565,000	3,726,051
4.55% 4/17/26	1,515,000	1,683,201
4.875% 5/15/45	711,000	891,912
Credit Suisse New York Branch:
3% 10/29/21	427,000	434,586
3.625% 9/9/24	7,519,000	7,952,055
Discover Bank 4.2% 8/8/23	1,247,000	1,327,383
Export-Import Bank of Korea:
2.875% 1/21/25	2,955,000	3,051,660
5% 4/11/22	1,099,000	1,170,448
Fifth Third Bancorp:
2.6% 6/15/22	1,334,000	1,348,825
3.5% 3/15/22	294,000	302,847
8.25% 3/1/38	371,000	571,465
HSBC Holdings PLC:
2.65% 1/5/22	3,743,000	3,775,929
3.4% 3/8/21	1,889,000	1,919,154
3.803% 3/11/25 (a)	9,504,000	9,933,663
3.9% 5/25/26	1,961,000	2,087,852
4.25% 8/18/25	998,000	1,060,368
4.292% 9/12/26 (a)	3,003,000	3,228,000
4.375% 11/23/26	5,116,000	5,504,355
4.875% 1/14/22	1,800,000	1,901,134
5.1% 4/5/21	499,000	518,528
5.25% 3/14/44	654,000	809,369
6.5% 9/15/37	1,872,000	2,542,742
HSBC U.S.A., Inc. 3.5% 6/23/24	1,247,000	1,315,153
Huntington Bancshares, Inc.:
2.3% 1/14/22	3,208,000	3,222,452
3.15% 3/14/21	1,693,000	1,714,759
Japan Bank International Cooperation:
1.875% 7/21/26	540,000	533,252
2.125% 2/10/25	284,000	285,439
2.25% 11/4/26	744,000	750,865
2.375% 11/16/22	2,048,000	2,072,617
2.375% 4/20/26	470,000	478,513
2.75% 1/21/26	450,000	467,265
2.875% 6/1/27	1,354,000	1,425,588
3.125% 7/20/21	562,000	573,524
3.25% 7/20/28	1,604,000	1,749,138
3.5% 10/31/28	1,000,000	1,111,656
JPMorgan Chase & Co.:
2.776% 4/25/23 (a)	891,000	903,248
2.95% 10/1/26	4,497,000	4,639,433
3.22% 3/1/25 (a)	8,329,000	8,615,479
3.25% 9/23/22	713,000	736,592
3.3% 4/1/26	1,604,000	1,684,841
3.375% 5/1/23	339,000	351,504
3.509% 1/23/29 (a)	11,000,000	11,648,390
3.54% 5/1/28 (a)	3,030,000	3,212,858
3.559% 4/23/24 (a)	1,782,000	1,856,980
3.797% 7/23/24 (a)	2,468,000	2,596,158
3.875% 9/10/24	5,833,000	6,199,327
3.882% 7/24/38 (a)	802,000	882,503
3.9% 7/15/25	3,850,000	4,134,589
3.964% 11/15/48 (a)	1,676,000	1,905,011
4.005% 4/23/29 (a)	1,686,000	1,848,850
4.125% 12/15/26	1,047,000	1,145,244
4.203% 7/23/29 (a)	3,341,000	3,704,338
4.35% 8/15/21	356,000	369,858
4.5% 1/24/22	2,317,000	2,431,171
4.625% 5/10/21	267,000	276,806
4.85% 2/1/44	891,000	1,132,034
4.95% 6/1/45	707,000	891,962
5.5% 10/15/40	1,016,000	1,351,664
5.6% 7/15/41	267,000	363,024
5.625% 8/16/43	891,000	1,195,282
KeyBank NA 3.4% 5/20/26	711,000	741,052
KeyCorp 2.9% 9/15/20	1,034,000	1,041,447
Lloyds Bank PLC:
3.5% 5/14/25	1,533,000	1,618,169
4.344% 1/9/48	2,674,000	2,816,150
4.65% 3/24/26	1,533,000	1,657,991
Lloyds Banking Group PLC:
3.1% 7/6/21	1,782,000	1,809,458
4.375% 3/22/28	2,000,000	2,193,297
4.582% 12/10/25	420,000	450,672
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	711,000	712,085
2.801% 7/18/24	1,294,000	1,316,950
2.998% 2/22/22	1,640,000	1,672,508
3.195% 7/18/29	3,113,000	3,227,880
3.751% 7/18/39	1,286,000	1,405,888
3.85% 3/1/26	1,173,000	1,259,517
3.961% 3/2/28	3,921,000	4,298,684
Mizuho Financial Group, Inc.:
2.839% 7/16/25 (a)	4,600,000	4,656,907
2.953% 2/28/22	1,533,000	1,559,030
3.549% 3/5/23	2,139,000	2,224,565
National Australia Bank Ltd. 2.5% 5/22/22	1,782,000	1,801,542
Nordic Investment Bank 2.125% 2/1/22	540,000	544,741
Oesterreichische Kontrollbank:
2.375% 10/1/21	842,000	851,491
2.875% 9/7/21	750,000	764,627
PNC Bank NA:
2.6% 7/21/20	950,000	953,511
2.625% 2/17/22	2,139,000	2,167,685
PNC Financial Services Group, Inc.:
2.2% 11/1/24	3,500,000	3,490,956
3.5% 1/23/24	630,000	663,344
3.9% 4/29/24	1,007,000	1,073,497
Rabobank Nederland:
3.75% 7/21/26	3,431,000	3,582,573
3.95% 11/9/22	754,000	786,555
4.375% 8/4/25	853,000	926,982
4.5% 1/11/21	178,000	182,882
5.25% 5/24/41	535,000	740,441
Rabobank Nederland New York Branch:
2.75% 1/10/23	3,030,000	3,081,952
3.375% 5/21/25	533,000	567,064
Regions Financial Corp.:
2.75% 8/14/22	1,351,000	1,371,965
3.2% 2/8/21	3,937,000	3,984,220
Royal Bank of Canada:
2.15% 3/6/20	1,172,000	1,172,718
2.55% 7/16/24	9,480,000	9,610,222
2.75% 2/1/22	2,317,000	2,358,527
4.65% 1/27/26	2,315,000	2,571,819
Royal Bank of Scotland Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (a)(c)	2,600,000	2,938,060
3.498% 5/15/23 (a)	1,824,000	1,861,691
3.754% 11/1/29 (a)	1,000,000	1,008,892
3.875% 9/12/23	540,000	561,755
4.445% 5/8/30 (a)	252,000	274,575
4.8% 4/5/26	1,176,000	1,303,275
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	1,947,000	1,995,271
Sumitomo Mitsui Banking Corp.:
2.45% 1/16/20	711,000	711,454
3.4% 7/11/24	814,000	854,235
Sumitomo Mitsui Financial Group, Inc.:
2.442% 10/19/21	2,674,000	2,695,424
2.696% 7/16/24	3,600,000	3,639,598
2.778% 10/18/22	1,346,000	1,369,653
2.784% 7/12/22	1,870,000	1,900,529
2.846% 1/11/22	1,889,000	1,917,458
3.102% 1/17/23	2,655,000	2,721,051
3.936% 10/16/23	2,794,000	2,961,276
Synchrony Bank 3% 6/15/22	1,247,000	1,264,262
The Toronto-Dominion Bank:
2.5% 12/14/20	2,498,000	2,513,387
2.65% 6/12/24	9,030,000	9,212,447
3.25% 3/11/24	6,720,000	7,010,903
3.5% 7/19/23	1,782,000	1,874,692
U.S. Bancorp:
2.625% 1/24/22	2,473,000	2,511,172
3.1% 4/27/26	1,604,000	1,671,142
4.125% 5/24/21	535,000	551,506
Wells Fargo & Co.:
2.1% 7/26/21	1,782,000	1,785,728
2.406% 10/30/25 (a)	11,000,000	10,977,995
2.6% 7/22/20	1,361,000	1,366,580
2.625% 7/22/22	2,635,000	2,666,769
3% 10/23/26	3,624,000	3,725,745
3.3% 9/9/24	4,985,000	5,200,170
3.45% 2/13/23	655,000	677,610
3.55% 9/29/25	756,000	798,251
3.75% 1/24/24	5,040,000	5,325,182
3.9% 5/1/45	849,000	962,912
4.1% 6/3/26	575,000	621,247
4.4% 6/14/46	1,272,000	1,468,589
4.48% 1/16/24	681,000	736,508
4.75% 12/7/46	2,852,000	3,484,575
4.9% 11/17/45	742,000	921,548
5.375% 11/2/43	330,000	426,648
5.606% 1/15/44	2,028,000	2,671,759
Westpac Banking Corp.:
2% 8/19/21	1,529,000	1,529,141
2.3% 5/26/20	535,000	535,930
2.5% 6/28/22	4,533,000	4,582,069
2.85% 5/13/26	846,000	866,008
3.3% 2/26/24	2,674,000	2,781,854
4.11% 7/24/34 (a)	1,590,000	1,648,130
4.421% 7/24/39	1,910,000	2,069,071
Zions Bancorp NA 4.5% 6/13/23	36,000	38,002
		479,146,129
Capital Markets - 1.1%
Affiliated Managers Group, Inc. 3.5% 8/1/25	846,000	882,064
Bank of New York Mellon Corp.:
2.6% 8/17/20	1,676,000	1,683,405
2.6% 2/7/22	1,782,000	1,806,968
2.8% 5/4/26	1,004,000	1,035,785
2.95% 1/29/23	2,674,000	2,753,674
BlackRock, Inc.:
3.5% 3/18/24	517,000	550,345
4.25% 5/24/21	1,158,000	1,198,840
Deutsche Bank AG 4.5% 4/1/25	427,000	414,463
Deutsche Bank AG New York Branch:
2.95% 8/20/20	1,746,000	1,749,608
3.3% 11/16/22	1,640,000	1,647,960
3.7% 5/30/24	1,746,000	1,751,681
3.95% 2/27/23	5,622,000	5,725,537
4.1% 1/13/26	3,886,000	3,900,236
Eaton Vance Corp. 3.625% 6/15/23	504,000	527,990
Franklin Resources, Inc. 2.85% 3/30/25	677,000	700,978
Goldman Sachs Group, Inc.:
2.35% 11/15/21	4,893,000	4,914,109
3% 4/26/22	2,980,000	3,014,416
3.2% 2/23/23	4,129,000	4,246,835
3.5% 1/23/25	891,000	930,994
3.625% 1/22/23	1,604,000	1,672,715
3.625% 2/20/24	1,872,000	1,962,255
3.75% 2/25/26	1,038,000	1,101,415
3.85% 7/8/24	677,000	716,588
3.85% 1/26/27	5,390,000	5,739,534
4.25% 10/21/25	891,000	962,073
4.75% 10/21/45	2,813,000	3,426,385
5.25% 7/27/21	802,000	842,824
5.75% 1/24/22	766,000	822,358
5.95% 1/15/27	2,674,000	3,203,331
6% 6/15/20	294,000	300,229
6.75% 10/1/37	5,170,000	7,112,239
Intercontinental Exchange, Inc.:
3.75% 12/1/25	1,025,000	1,106,169
3.75% 9/21/28	1,663,000	1,820,055
4% 10/15/23	668,000	713,424
Merrill Lynch & Co., Inc. 7.75% 5/14/38	744,000	1,159,401
Morgan Stanley:
3 month U.S. LIBOR + 1.431% 4.457% 4/22/39 (a)(c)	5,218,000	6,076,956
2.625% 11/17/21	3,098,000	3,131,574
2.65% 1/27/20	1,961,000	1,962,979
2.75% 5/19/22	2,139,000	2,168,957
3.125% 1/23/23	10,908,000	11,201,267
3.125% 7/27/26	998,000	1,034,332
3.591% 7/22/28 (a)	1,515,000	1,609,063
3.7% 10/23/24	1,069,000	1,132,185
3.75% 2/25/23	1,207,000	1,263,468
3.875% 4/29/24	2,616,000	2,779,550
3.875% 1/27/26	935,000	1,007,578
3.95% 4/23/27	3,938,000	4,216,092
3.971% 7/22/38 (a)	1,114,000	1,228,178
4.3% 1/27/45	356,000	420,216
4.375% 1/22/47	1,978,000	2,408,458
5.5% 7/28/21	606,000	640,029
5.75% 1/25/21	891,000	928,185
6.375% 7/24/42	517,000	766,751
7.25% 4/1/32	178,000	253,671
State Street Corp. 2.65% 5/19/26	1,346,000	1,373,222
		117,699,594
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	1,567,000	1,579,422
3.5% 5/26/22	1,685,000	1,731,490
3.65% 7/21/27	802,000	826,164
3.875% 1/23/28	2,798,000	2,905,892
4.45% 12/16/21	1,497,000	1,559,355
4.45% 10/1/25	1,756,000	1,889,925
4.5% 5/15/21	2,513,000	2,595,630
4.625% 7/1/22	1,685,000	1,780,301
4.875% 1/16/24	3,624,000	3,929,333
American Express Co.:
2.5% 8/1/22	2,239,000	2,263,128
2.5% 7/30/24	630,000	635,643
4.05% 12/3/42	1,243,000	1,461,766
Capital One Financial Corp.:
3.2% 1/30/23	2,481,000	2,550,962
3.75% 7/28/26	1,737,000	1,820,883
3.75% 3/9/27	4,135,000	4,378,541
3.8% 1/31/28	2,317,000	2,457,954
4.75% 7/15/21	713,000	742,485
Discover Financial Services:
4.5% 1/30/26	3,354,000	3,663,005
5.2% 4/27/22	178,000	189,805
Ford Motor Credit Co. LLC:
3.2% 1/15/21	512,000	514,027
3.219% 1/9/22	498,000	499,441
3.336% 3/18/21	604,000	607,275
3.815% 11/2/27	1,894,000	1,800,122
4.134% 8/4/25	1,247,000	1,246,470
4.25% 9/20/22	256,000	262,836
4.375% 8/6/23	569,000	584,946
4.389% 1/8/26	468,000	468,729
5.584% 3/18/24	1,782,000	1,906,862
5.875% 8/2/21	2,027,000	2,122,237
GE Capital International Funding Co.:
2.342% 11/15/20	1,015,000	1,013,938
3.373% 11/15/25	5,133,000	5,305,674
4.418% 11/15/35	5,428,000	5,842,664
John Deere Capital Corp.:
2.05% 3/10/20	1,368,000	1,368,380
2.55% 1/8/21	1,854,000	1,867,460
2.65% 6/24/24	1,864,000	1,911,323
2.65% 6/10/26	891,000	913,813
2.7% 1/6/23	1,782,000	1,823,397
2.8% 1/27/23	891,000	912,590
2.8% 3/6/23	579,000	595,500
2.8% 9/8/27	1,247,000	1,287,510
3.45% 3/7/29	3,565,000	3,863,148
Synchrony Financial:
2.7% 2/3/20	1,425,000	1,425,674
3.7% 8/4/26	842,000	865,152
4.375% 3/19/24	2,006,000	2,125,567
5.15% 3/19/29	5,225,000	5,883,695
Toyota Motor Credit Corp.:
1.9% 4/8/21	356,000	356,342
2.15% 3/12/20	1,203,000	1,203,876
2.6% 1/11/22	1,425,000	1,445,481
2.7% 1/11/23	1,782,000	1,822,571
2.75% 5/17/21	464,000	469,921
3.35% 1/8/24	504,000	529,132
		91,807,437
Diversified Financial Services - 0.7%
AB Svensk Exportkredit 2.375% 3/9/22	998,000	1,011,611
Berkshire Hathaway Finance Corp.:
4.2% 8/15/48	2,116,000	2,495,834
5.75% 1/15/40	891,000	1,238,040
Berkshire Hathaway, Inc.:
3.125% 3/15/26	2,050,000	2,159,820
4.5% 2/11/43	356,000	434,276
BP Capital Markets America, Inc.:
3.017% 1/16/27	1,693,000	1,756,945
3.224% 4/14/24	546,000	567,732
3.245% 5/6/22	1,381,000	1,425,077
4.5% 10/1/20	356,000	363,439
Brixmor Operating Partnership LP:
3.25% 9/15/23	836,000	865,098
3.9% 3/15/27	1,005,000	1,056,746
4.125% 6/15/26	1,346,000	1,436,650
4.125% 5/15/29	1,216,000	1,312,159
DH Europe Finance II SARL:
2.2% 11/15/24	2,000,000	1,996,258
2.6% 11/15/29	1,500,000	1,506,311
3.4% 11/15/49	2,000,000	2,059,281
Export Development Canada:
2.625% 2/21/24	5,020,000	5,203,130
2.75% 3/15/23	3,680,000	3,802,986
General Electric Capital Corp.:
4.65% 10/17/21	357,000	373,045
5.875% 1/14/38	797,000	976,831
6.15% 8/7/37	97,000	121,003
6.875% 1/10/39	204,000	274,442
ING U.S., Inc. 5.7% 7/15/43	668,000	841,834
KfW:
1.5% 4/20/20	504,000	503,466
1.5% 6/15/21	5,322,000	5,306,133
1.875% 6/30/20	1,010,000	1,010,814
2% 10/4/22	908,000	916,203
2% 5/2/25	682,000	692,147
2.125% 3/7/22	1,458,000	1,472,753
2.125% 1/17/23	2,139,000	2,168,484
2.375% 12/29/22	3,716,000	3,794,729
2.5% 11/20/24	1,858,000	1,928,617
2.625% 2/28/24	6,735,000	6,990,290
2.75% 10/1/20	744,000	750,115
2.875% 4/3/28	2,738,000	2,962,693
3.125% 12/15/21	3,440,000	3,539,367
4% 1/27/20	535,000	536,792
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	1,515,000	1,511,839
2.5% 11/15/27	1,576,000	1,655,673
Voya Financial, Inc. 3.65% 6/15/26	2,814,000	2,971,601
		71,990,264
Insurance - 0.5%
ACE INA Holdings, Inc.:
3.35% 5/3/26	752,000	803,421
4.35% 11/3/45	713,000	877,164
AFLAC, Inc. 4% 10/15/46	673,000	726,879
Allstate Corp.:
3.28% 12/15/26	841,000	894,851
4.2% 12/15/46	1,348,000	1,587,307
American International Group, Inc.:
3.375% 8/15/20	1,029,000	1,039,492
3.75% 7/10/25	3,168,000	3,369,163
3.875% 1/15/35	481,000	512,585
3.9% 4/1/26	672,000	722,044
4.2% 4/1/28	3,307,000	3,645,543
4.5% 7/16/44	1,582,000	1,806,481
4.7% 7/10/35	1,034,000	1,198,503
4.75% 4/1/48	923,000	1,103,452
4.875% 6/1/22	1,604,000	1,716,640
5.75% 4/1/48 (a)	2,050,000	2,249,742
6.4% 12/15/20	517,000	539,730
Aon PLC:
3.5% 6/14/24	356,000	372,540
4% 11/27/23	535,000	567,607
4.6% 6/14/44	285,000	329,306
4.75% 5/15/45	1,048,000	1,245,858
Baylor Scott & White Holdings 3.967% 11/15/46	445,000	494,598
Brighthouse Financial, Inc. 4.7% 6/22/47	1,693,000	1,531,172
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	1,256,000	1,260,660
3.6% 8/19/49	1,607,000	1,625,015
4.4% 3/15/48	1,731,000	1,989,074
Lincoln National Corp. 3.625% 12/12/26	1,069,000	1,128,635
Marsh & McLennan Companies, Inc.:
2.35% 3/6/20	846,000	846,485
3.5% 6/3/24	339,000	355,854
3.875% 3/15/24	1,693,000	1,799,909
4.05% 10/15/23	1,207,000	1,281,882
4.2% 3/1/48	868,000	994,032
4.35% 1/30/47	499,000	577,902
4.375% 3/15/29	1,373,000	1,555,091
4.9% 3/15/49	1,657,000	2,100,943
MetLife, Inc.:
4.6% 5/13/46	356,000	434,443
4.721% 12/15/44 (a)	891,000	1,085,591
5.875% 2/6/41	341,000	468,194
Principal Financial Group, Inc. 4.3% 11/15/46	1,425,000	1,617,593
Progressive Corp. 2.45% 1/15/27	845,000	853,147
Prudential Financial, Inc.:
3.878% 3/27/28	1,141,000	1,261,938
3.905% 12/7/47	98,000	106,095
3.935% 12/7/49	1,910,000	2,075,402
4.35% 2/25/50	1,383,000	1,601,989
4.418% 3/27/48	1,132,000	1,316,282
5.7% 12/14/36	68,000	91,576
The Chubb Corp. 6.5% 5/15/38	626,000	931,803
The Travelers Companies, Inc.:
4.3% 8/25/45	261,000	310,998
6.25% 6/15/37	1,488,000	2,123,022
		57,127,633

TOTAL FINANCIALS		817,771,057

HEALTH CARE - 2.8%
Biotechnology - 0.4%
AbbVie, Inc.:
2.3% 5/14/21	486,000	488,559
2.5% 5/14/20	1,266,000	1,268,097
2.6% 11/21/24 (b)	3,080,000	3,096,290
2.9% 11/6/22	1,016,000	1,034,763
2.95% 11/21/26 (b)	2,100,000	2,119,724
3.2% 11/21/29 (b)	4,000,000	4,058,612
3.6% 5/14/25	1,604,000	1,682,080
4.05% 11/21/39 (b)	2,100,000	2,189,132
4.25% 11/14/28	1,478,000	1,628,685
4.25% 11/21/49 (b)	3,600,000	3,783,190
4.3% 5/14/36	1,116,000	1,211,979
4.4% 11/6/42	851,000	918,462
4.45% 5/14/46	1,247,000	1,340,831
4.7% 5/14/45	1,752,000	1,948,010
4.875% 11/14/48	1,710,000	1,954,774
Amgen, Inc.:
2.6% 8/19/26	1,872,000	1,897,840
3.125% 5/1/25	356,000	369,348
3.875% 11/15/21	1,711,000	1,762,943
4.4% 5/1/45	1,770,000	2,001,269
4.663% 6/15/51	2,224,000	2,628,782
Gilead Sciences, Inc.:
2.55% 9/1/20	845,000	848,871
3.65% 3/1/26	1,102,000	1,184,554
4.15% 3/1/47	2,217,000	2,477,806
4.75% 3/1/46	1,961,000	2,367,023
		44,261,624
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
2.9% 11/30/21	2,023,000	2,059,528
3.75% 11/30/26	1,242,000	1,361,760
4.75% 11/30/36	802,000	998,506
4.9% 11/30/46	1,854,000	2,462,318
Becton, Dickinson & Co.:
2.675% 12/15/19	431,000	431,062
3.363% 6/6/24	1,782,000	1,854,104
3.7% 6/6/27	3,575,000	3,826,888
4.685% 12/15/44	1,937,000	2,285,898
Boston Scientific Corp.:
3.45% 3/1/24	829,000	867,540
4% 3/1/29	1,925,000	2,143,361
4.7% 3/1/49	1,657,000	2,030,600
Danaher Corp. 4.375% 9/15/45	422,000	502,451
Medtronic Global Holdings SCA 3.35% 4/1/27	2,611,000	2,793,481
Medtronic, Inc. 4.625% 3/15/45	2,304,000	2,951,624
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	2,028,000	2,129,662
		28,698,783
Health Care Providers & Services - 1.0%
Aetna, Inc.:
2.8% 6/15/23	2,674,000	2,714,331
4.125% 11/15/42	2,022,000	2,084,691
Allina Health System, Inc. 3.887% 4/15/49	1,239,000	1,371,385
Anthem, Inc.:
3.3% 1/15/23	356,000	368,217
3.65% 12/1/27	4,099,000	4,328,824
3.7% 9/15/49	1,140,000	1,128,555
4.375% 12/1/47	802,000	879,144
4.625% 5/15/42	464,000	519,443
4.65% 1/15/43	356,000	403,089
Cardinal Health, Inc. 4.368% 6/15/47	2,476,000	2,469,292
Childrens Hosp Medical Ctr 4.268% 5/15/44	592,000	694,814
Cigna Corp.:
3% 7/15/23 (b)	1,782,000	1,811,470
3.75% 7/15/23	3,332,000	3,483,393
4% 2/15/22 (b)	820,000	845,588
4.125% 11/15/25	1,756,000	1,894,761
4.375% 10/15/28	4,732,000	5,249,201
4.5% 2/25/26 (b)	2,078,000	2,271,497
4.8% 8/15/38	4,201,000	4,860,537
4.8% 7/15/46 (b)	1,355,000	1,556,933
4.9% 12/15/48	1,518,000	1,798,159
6.125% 11/15/41 (b)	535,000	690,450
Commonspirit Health 4.35% 11/1/42	356,000	370,954
CVS Health Corp.:
2.8% 7/20/20	1,497,000	1,503,890
2.875% 6/1/26	1,336,000	1,352,141
3% 8/15/26	1,016,000	1,039,716
3.25% 8/15/29	4,595,000	4,666,700
3.7% 3/9/23	3,757,000	3,912,261
3.875% 7/20/25	831,000	885,630
4.1% 3/25/25	3,057,000	3,282,721
4.3% 3/25/28	4,260,000	4,643,605
4.875% 7/20/35	553,000	634,342
5.05% 3/25/48	4,884,000	5,778,404
5.125% 7/20/45	1,571,000	1,856,043
5.3% 12/5/43	782,000	937,865
HCA Holdings, Inc. 5.25% 6/15/49	420,000	472,653
Humana, Inc. 4.95% 10/1/44	445,000	521,121
Kaiser Foundation Hospitals:
3.266% 11/1/49	1,900,000	1,918,063
4.15% 5/1/47	1,136,000	1,323,850
4.875% 4/1/42	321,000	406,078
McKesson Corp.:
3.796% 3/15/24	891,000	938,795
4.883% 3/15/44	891,000	973,992
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	535,000	640,644
New York & Presbyterian Hospital:
4.024% 8/1/45	624,000	716,699
4.063% 8/1/56	469,000	535,899
NYU Hospitals Center 4.784% 7/1/44	1,355,000	1,646,896
Partners Healthcare System, Inc. 4.117% 7/1/55	624,000	722,814
UnitedHealth Group, Inc.:
2.3% 12/15/19	1,537,000	1,537,188
2.375% 8/15/24	956,000	964,998
2.7% 7/15/20	1,069,000	1,074,031
2.875% 12/15/21	459,000	467,183
3.375% 4/15/27	963,000	1,026,398
3.5% 6/15/23	1,586,000	1,660,328
3.7% 8/15/49	1,728,000	1,854,793
3.75% 7/15/25	624,000	672,704
3.75% 10/15/47	1,704,000	1,837,076
3.85% 6/15/28	2,070,000	2,278,553
3.875% 12/15/28	2,671,000	2,963,340
3.875% 8/15/59	1,798,000	1,934,653
4.2% 1/15/47	642,000	735,922
4.375% 3/15/42	2,103,000	2,429,603
4.75% 7/15/45	297,000	368,261
		104,910,581
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	3,088,000	3,054,935
3% 4/15/23	832,000	856,733
4.15% 2/1/24	781,000	838,331
5.3% 2/1/44	1,038,000	1,342,198
		6,092,197
Pharmaceuticals - 1.0%
Actavis Funding SCS:
3% 3/12/20	4,830,000	4,838,032
3.45% 3/15/22	3,213,000	3,282,937
3.8% 3/15/25	1,572,000	1,649,854
4.55% 3/15/35	1,186,000	1,291,806
4.75% 3/15/45	1,128,000	1,239,920
Allergan PLC 3.25% 10/1/22	535,000	546,768
AstraZeneca PLC:
4.375% 11/16/45	1,344,000	1,591,893
4.375% 8/17/48	2,246,000	2,664,077
6.45% 9/15/37	579,000	817,289
Bayer U.S. Finance II LLC:
2.75% 7/15/21 (b)	1,133,000	1,137,963
2.85% 4/15/25 (b)	682,000	664,055
3.95% 4/15/45 (b)	248,000	237,372
Bristol-Myers Squibb Co.:
2.9% 7/26/24 (b)	5,410,000	5,579,391
3.2% 6/15/26 (b)	2,147,000	2,256,526
3.25% 8/1/42	499,000	513,564
3.4% 7/26/29 (b)	5,662,000	6,075,737
3.9% 2/20/28 (b)	5,000,000	5,475,457
4.125% 6/15/39 (b)	2,103,000	2,429,620
4.25% 10/26/49 (b)	3,437,000	4,081,878
4.35% 11/15/47 (b)	1,900,000	2,245,242
GlaxoSmithKline Capital PLC 3% 6/1/24	4,550,000	4,714,153
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	1,286,000	1,873,238
Johnson & Johnson:
1.65% 3/1/21	672,000	671,439
2.45% 3/1/26	997,000	1,015,765
3.4% 1/15/38	1,663,000	1,794,372
3.5% 1/15/48	1,069,000	1,187,454
3.625% 3/3/37	713,000	792,821
4.5% 12/5/43	1,181,000	1,482,278
4.85% 5/15/41	760,000	991,278
Merck & Co., Inc.:
1.85% 2/10/20	1,604,000	1,604,093
2.4% 9/15/22	356,000	361,718
2.9% 3/7/24	414,000	429,933
3.6% 9/15/42	356,000	391,154
3.7% 2/10/45	1,141,000	1,283,319
3.875% 1/15/21	178,000	181,485
3.9% 3/7/39	4,800,000	5,551,533
Mylan NV:
3.15% 6/15/21	356,000	360,081
3.95% 6/15/26	504,000	524,182
5.2% 4/15/48	535,000	581,214
5.25% 6/15/46	588,000	647,077
Novartis Capital Corp.:
2.4% 5/17/22	2,067,000	2,095,397
2.4% 9/21/22	668,000	678,310
3% 11/20/25	1,866,000	1,960,855
3.1% 5/17/27	1,049,000	1,109,442
3.7% 9/21/42	504,000	566,976
4% 11/20/45	934,000	1,100,201
Perrigo Co. PLC 3.5% 3/15/21	240,000	241,327
Perrigo Finance PLC:
4.375% 3/15/26	441,000	449,804
4.9% 12/15/44	322,000	298,477
Pfizer, Inc.:
2.95% 3/15/24	837,000	870,358
3% 12/15/26	1,195,000	1,263,138
3.2% 9/15/23	2,268,000	2,363,804
3.45% 3/15/29	1,484,000	1,607,540
3.9% 3/15/39	1,123,000	1,279,549
4% 12/15/36	1,693,000	1,964,463
4.125% 12/15/46	587,000	693,904
4.2% 9/15/48	1,390,000	1,666,816
4.4% 5/15/44	747,000	910,000
7.2% 3/15/39	963,000	1,530,278
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	2,021,000	2,030,134
2.875% 9/23/23	1,685,000	1,715,374
3.2% 9/23/26	6,983,000	7,221,594
Zoetis, Inc.:
3.25% 2/1/23	891,000	916,858
3.95% 9/12/47	356,000	391,906
4.7% 2/1/43	232,000	278,639
		110,263,112

TOTAL HEALTH CARE		294,226,297

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
3% 5/11/21	1,034,000	1,050,841
3.375% 5/15/23	1,693,000	1,771,795
3.75% 5/15/28	1,676,000	1,863,078
Lockheed Martin Corp.:
3.55% 1/15/26	1,355,000	1,455,601
4.09% 9/15/52	1,704,000	2,004,817
Northrop Grumman Corp.:
3.25% 1/15/28	1,497,000	1,561,177
3.85% 4/15/45	335,000	364,665
4.03% 10/15/47	3,356,000	3,765,357
4.75% 6/1/43	713,000	868,852
Raytheon Co.:
3.125% 10/15/20	356,000	359,933
3.15% 12/15/24	1,586,000	1,654,795
4.875% 10/15/40	178,000	224,802
Rockwell Collins, Inc.:
2.8% 3/15/22	1,515,000	1,539,807
4.35% 4/15/47	1,176,000	1,396,130
The Boeing Co.:
2.125% 3/1/22	671,000	671,836
2.5% 3/1/25	820,000	829,269
2.7% 2/1/27	2,286,000	2,324,578
2.8% 3/1/23	880,000	898,005
2.95% 2/1/30	1,666,000	1,716,704
3.625% 3/1/48	713,000	753,584
3.65% 3/1/47	492,000	516,210
3.75% 2/1/50	1,950,000	2,107,222
6.875% 3/15/39	588,000	873,862
United Technologies Corp.:
2.3% 5/4/22	1,782,000	1,794,689
2.65% 11/1/26	855,000	875,701
3.1% 6/1/22	513,000	526,777
3.65% 8/16/23	14,272,000	15,044,568
3.75% 11/1/46	686,000	754,393
4.05% 5/4/47	415,000	475,702
4.125% 11/16/28	2,622,000	2,950,104
4.5% 4/15/20	713,000	719,453
4.5% 6/1/42	1,315,000	1,586,280
4.625% 11/16/48	1,247,000	1,561,977
5.7% 4/15/40	356,000	483,586
		57,346,150
Air Freight & Logistics - 0.1%
FedEx Corp.:
3.2% 2/1/25	681,000	707,906
3.9% 2/1/35	1,052,000	1,073,945
4.4% 1/15/47	1,425,000	1,451,506
4.55% 4/1/46	267,000	279,684
4.95% 10/17/48	1,711,000	1,895,231
United Parcel Service, Inc.:
2.4% 11/15/26	1,336,000	1,351,671
3.4% 11/15/46	473,000	481,025
3.75% 11/15/47	1,102,000	1,195,156
6.2% 1/15/38	445,000	626,722
		9,062,846
Airlines - 0.0%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	264,693	276,872
American Airlines, Inc. equipment trust certificate 3.2% 6/15/28	1,219,030	1,255,607
Continental Airlines, Inc. 4% 4/29/26	585,405	619,886
United Airlines 2015-1 Class AA Pass Through Trust 3.45% 12/1/27	106,868	111,335
United Airlines Pass-through Trust equipment trust certificate 3.1% 1/7/30	1,507,175	1,538,390
		3,802,090
Commercial Services & Supplies - 0.1%
FMS Wertmanagement AoeR 1.375% 6/8/21	1,676,000	1,666,615
Republic Services, Inc.:
2.9% 7/1/26	752,000	770,495
3.2% 3/15/25	2,009,000	2,093,525
3.95% 5/15/28	1,872,000	2,070,247
Waste Management, Inc.:
2.4% 5/15/23	945,000	953,806
2.9% 9/15/22	1,190,000	1,219,572
4.15% 7/15/49	462,000	535,885
		9,310,145
Electrical Equipment - 0.0%
Eaton Corp.:
2.75% 11/2/22	1,020,000	1,040,336
4% 11/2/32	339,000	387,186
4.15% 11/2/42	339,000	384,149
		1,811,671
Industrial Conglomerates - 0.2%
3M Co.:
2% 6/26/22	713,000	716,065
2.375% 8/26/29	2,000,000	1,975,617
2.875% 10/15/27	713,000	742,566
3.125% 9/19/46	492,000	479,127
3.25% 8/26/49	1,508,000	1,494,304
Covidien International Finance SA 3.2% 6/15/22	383,000	393,638
General Electric Co.:
3.375% 3/11/24	782,000	809,927
4.5% 3/11/44	5,413,000	5,997,414
Honeywell International, Inc.:
2.5% 11/1/26	1,276,000	1,300,108
3.812% 11/21/47	249,000	287,133
Roper Technologies, Inc.:
2.8% 12/15/21	1,178,000	1,193,844
3.8% 12/15/26	1,515,000	1,617,868
		17,007,611
Machinery - 0.3%
Caterpillar Financial Services Corp.:
1.7% 8/9/21	1,674,000	1,666,828
2% 3/5/20	696,000	696,069
2.25% 12/1/19	1,176,000	1,176,000
2.4% 6/6/22	1,782,000	1,801,771
2.4% 8/9/26	508,000	513,366
2.85% 6/1/22	713,000	729,647
3.45% 5/15/23	2,496,000	2,616,483
Caterpillar, Inc.:
2.6% 6/26/22	1,069,000	1,086,410
3.803% 8/15/42	445,000	503,229
5.3% 9/15/35	1,247,000	1,587,616
Deere & Co.:
2.875% 9/7/49	870,000	840,151
5.375% 10/16/29	178,000	221,339
Fortive Corp. 2.35% 6/15/21	1,176,000	1,177,625
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	908,000	909,669
3.8% 3/21/29	2,557,000	2,731,131
4.65% 11/1/44	1,069,000	1,230,091
Parker Hannifin Corp.:
2.7% 6/14/24	7,300,000	7,386,223
3.25% 3/1/27	1,007,000	1,049,653
4.1% 3/1/47	1,009,000	1,085,984
		29,009,285
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	1,247,000	1,290,649
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
3% 3/15/23	499,000	513,072
3.05% 3/15/22	1,782,000	1,823,719
3.25% 6/15/27	1,336,000	1,422,645
3.9% 8/1/46	827,000	920,456
4.05% 6/15/48	1,955,000	2,235,789
4.125% 6/15/47	508,000	587,884
4.15% 4/1/45	303,000	348,729
4.375% 9/1/42	802,000	937,491
4.55% 9/1/44	535,000	647,066
4.9% 4/1/44	713,000	892,644
Canadian National Railway Co.:
2.85% 12/15/21	891,000	904,761
3.2% 8/2/46	588,000	618,558
CSX Corp.:
3.25% 6/1/27	891,000	940,721
3.4% 8/1/24	825,000	868,125
3.8% 11/1/46	1,019,000	1,090,256
3.95% 5/1/50	637,000	691,704
4.1% 3/15/44	1,207,000	1,338,301
4.3% 3/1/48	1,600,000	1,849,794
4.5% 3/15/49	1,729,000	2,035,956
4.75% 11/15/48	1,032,000	1,268,534
Norfolk Southern Corp.:
3% 4/1/22	1,336,000	1,364,218
3.25% 12/1/21	891,000	910,699
3.65% 8/1/25	2,139,000	2,289,512
3.95% 10/1/42	339,000	369,546
4.05% 8/15/52	214,000	238,867
4.65% 1/15/46	582,000	696,632
Union Pacific Corp.:
2.75% 3/1/26	1,187,000	1,222,029
3% 4/15/27	891,000	940,532
3.35% 8/15/46	841,000	828,611
3.6% 9/15/37	588,000	618,071
3.7% 3/1/29	1,636,000	1,784,466
3.799% 10/1/51	499,000	542,793
3.839% 3/20/60 (b)	2,844,000	2,896,035
		36,638,216
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.625% 7/1/22	1,679,000	1,693,427
2.75% 1/15/23	1,782,000	1,800,147
3.375% 6/1/21	2,500,000	2,539,683
3.625% 12/1/27	4,145,000	4,290,537
3.75% 2/1/22	681,000	700,115
3.875% 7/3/23	5,600,000	5,858,549
4.25% 2/1/24	2,345,000	2,505,500
		19,387,958

TOTAL INDUSTRIALS		184,666,621

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
1.85% 9/20/21	1,800,000	1,799,947
2.2% 9/20/23	1,339,000	1,352,464
2.5% 9/20/26	891,000	913,266
3.5% 6/15/25	761,000	819,611
4.45% 1/15/20	356,000	357,008
5.9% 2/15/39	2,213,000	3,121,488
		8,363,784
Electronic Equipment & Components - 0.2%
Corning, Inc.:
4.75% 3/15/42	891,000	1,010,309
5.35% 11/15/48	1,000,000	1,253,858
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4% 7/15/24 (b)	2,050,000	2,140,510
4.42% 6/15/21 (b)	3,059,000	3,149,799
4.9% 10/1/26 (b)	1,685,000	1,832,424
5.3% 10/1/29 (b)	6,046,000	6,692,353
6.02% 6/15/26 (b)	2,877,000	3,287,573
8.35% 7/15/46 (b)	1,049,000	1,407,479
Tyco Electronics Group SA:
3.45% 8/1/24	651,000	679,353
7.125% 10/1/37	441,000	642,274
		22,095,932
IT Services - 0.3%
Fiserv, Inc.:
3.5% 7/1/29	2,099,000	2,205,018
4.4% 7/1/49	2,682,000	2,988,087
IBM Corp.:
2.5% 1/27/22	1,390,000	1,405,209
3% 5/15/24	2,333,000	2,413,180
3.5% 5/15/29	3,111,000	3,354,287
3.625% 2/12/24	1,782,000	1,881,621
4.25% 5/15/49	1,891,000	2,169,377
4.7% 2/19/46	882,000	1,067,098
IBM Credit LLC 2.2% 9/8/22	1,604,000	1,610,276
MasterCard, Inc. 3.8% 11/21/46	677,000	774,435
The Western Union Co. 2.85% 1/10/25	2,130,000	2,125,902
Visa, Inc.:
2.2% 12/14/20	1,016,000	1,019,860
2.75% 9/15/27	2,125,000	2,225,033
3.15% 12/14/25	1,606,000	1,702,282
4.3% 12/14/45	1,183,000	1,457,702
		28,399,367
Semiconductors & Semiconductor Equipment - 0.3%
Applied Materials, Inc. 4.35% 4/1/47	2,303,000	2,802,848
Broadcom Corp./Broadcom Cayman LP:
3% 1/15/22	2,184,000	2,208,846
3.5% 1/15/28	1,247,000	1,235,365
3.875% 1/15/27	1,444,000	1,474,041
Broadcom, Inc. 4.75% 4/15/29 (b)	3,167,000	3,386,559
Intel Corp.:
2.35% 5/11/22	3,030,000	3,064,951
2.45% 11/15/29	2,000,000	2,002,594
3.25% 11/15/49	2,050,000	2,081,939
3.3% 10/1/21	2,674,000	2,746,025
3.734% 12/8/47	583,000	640,530
4.1% 5/19/46	1,247,000	1,441,213
4.1% 5/11/47	428,000	495,571
Qualcomm, Inc.:
2.6% 1/30/23	1,336,000	1,356,462
4.3% 5/20/47	1,800,000	2,033,680
Texas Instruments, Inc.:
1.75% 5/1/20	677,000	676,381
4.15% 5/15/48	713,000	863,862
		28,510,867
Software - 0.5%
Microsoft Corp.:
1.55% 8/8/21	3,593,000	3,579,332
2.4% 2/6/22	4,990,000	5,058,784
2.7% 2/12/25	3,061,000	3,160,390
2.875% 2/6/24	420,000	436,047
3.45% 8/8/36	1,087,000	1,198,306
3.625% 12/15/23	4,661,000	4,968,026
3.7% 8/8/46	2,982,000	3,409,002
3.95% 8/8/56	891,000	1,046,893
4.1% 2/6/37	3,162,000	3,739,066
4.25% 2/6/47	1,706,000	2,115,189
4.45% 11/3/45	2,240,000	2,823,627
5.3% 2/8/41	267,000	367,916
Oracle Corp.:
1.9% 9/15/21	1,497,000	1,497,438
2.5% 5/15/22	1,711,000	1,734,286
2.625% 2/15/23	1,782,000	1,816,729
2.65% 7/15/26	1,604,000	1,634,655
2.95% 5/15/25	891,000	924,842
3.25% 11/15/27	3,047,000	3,237,497
3.4% 7/8/24	842,000	889,450
3.85% 7/15/36	1,805,000	1,993,203
4% 7/15/46	1,746,000	1,953,685
4% 11/15/47	4,491,000	5,029,238
4.125% 5/15/45	535,000	604,269
4.3% 7/8/34	691,000	806,566
5.375% 7/15/40	2,228,000	2,906,504
		56,930,940
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
2.1% 9/12/22	1,515,000	1,525,792
2.15% 2/9/22	891,000	897,480
2.2% 9/11/29	8,200,000	8,093,119
2.25% 2/23/21	2,674,000	2,687,577
2.3% 5/11/22	1,425,000	1,440,830
2.4% 1/13/23	5,347,000	5,425,732
2.45% 8/4/26	3,672,000	3,728,934
2.7% 5/13/22	1,186,000	1,212,438
2.9% 9/12/27	2,504,000	2,612,349
2.95% 9/11/49	630,000	613,132
3% 11/13/27	1,782,000	1,867,439
3.2% 5/13/25	1,870,000	1,972,681
3.2% 5/11/27	993,000	1,053,467
3.75% 11/13/47	1,243,000	1,389,033
3.85% 5/4/43	2,317,000	2,595,090
4.25% 2/9/47	445,000	529,732
4.375% 5/13/45	836,000	1,011,523
4.5% 2/23/36	1,651,000	2,018,590
4.65% 2/23/46	1,007,000	1,268,042
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	1,271,000	1,285,756
4.9% 10/15/25 (a)	1,737,000	1,926,061
6.2% 10/15/35 (a)	693,000	831,933
6.35% 10/15/45 (a)	335,000	399,361
HP, Inc.:
4.3% 6/1/21	495,000	510,920
6% 9/15/41	267,000	296,858
Xerox Corp.:
4.5% 5/15/21	713,000	730,825
5.625% 12/15/19	178,000	177,778
		48,102,472

TOTAL INFORMATION TECHNOLOGY		192,403,362

MATERIALS - 0.6%
Chemicals - 0.5%
DowDuPont, Inc.:
4.205% 11/15/23	2,531,000	2,704,727
4.725% 11/15/28	3,056,000	3,461,977
5.319% 11/15/38	2,000,000	2,405,915
Eastman Chemical Co.:
4.5% 12/1/28	2,700,000	2,995,091
4.65% 10/15/44	535,000	576,970
Ecolab, Inc.:
2.25% 1/12/20	673,000	673,073
2.7% 11/1/26	1,176,000	1,208,079
3.95% 12/1/47	593,000	680,074
5.5% 12/8/41	73,000	96,041
LYB International Finance BV:
4% 7/15/23	1,003,000	1,060,351
4.875% 3/15/44	1,043,000	1,162,126
LYB International Finance II BV 3.5% 3/2/27	4,361,000	4,541,669
LyondellBasell Industries NV 4.625% 2/26/55	667,000	704,748
Nutrien Ltd.:
4% 12/15/26	2,032,000	2,173,046
4.2% 4/1/29	921,000	1,009,650
4.875% 3/30/20	267,000	269,346
5% 4/1/49	1,605,000	1,880,769
5.25% 1/15/45	624,000	729,824
5.625% 12/1/40	321,000	381,514
Praxair, Inc.:
2.2% 8/15/22	356,000	358,145
2.45% 2/15/22	829,000	838,255
3.2% 1/30/26	1,130,000	1,193,009
3.55% 11/7/42	356,000	379,169
Sherwin-Williams Co.:
2.75% 6/1/22	381,000	387,036
3.45% 6/1/27	1,913,000	2,017,544
4.5% 6/1/47	1,520,000	1,736,078
The Dow Chemical Co.:
3% 11/15/22	874,000	893,650
3.15% 5/15/24	1,260,000	1,295,771
3.625% 5/15/26	1,767,000	1,845,711
4.375% 11/15/42	869,000	914,284
4.8% 11/30/28	1,524,000	1,723,889
4.8% 5/15/49	1,277,000	1,439,222
9.4% 5/15/39	535,000	879,047
The Mosaic Co.:
4.05% 11/15/27	1,027,000	1,070,439
4.25% 11/15/23	1,941,000	2,069,601
5.625% 11/15/43	668,000	772,368
Westlake Chemical Corp. 5% 8/15/46	356,000	385,895
		48,914,103
Containers & Packaging - 0.0%
International Paper Co.:
3.65% 6/15/24	842,000	886,010
3.8% 1/15/26	513,000	545,662
4.4% 8/15/47	854,000	907,138
4.75% 2/15/22	943,000	989,054
5.15% 5/15/46	322,000	371,579
		3,699,443
Metals & Mining - 0.1%
Barrick Gold Corp. 5.25% 4/1/42	802,000	970,197
BHP Billiton Financial (U.S.A.) Ltd.:
2.875% 2/24/22	1,027,000	1,047,647
5% 9/30/43	535,000	695,969
Newmont Goldcorp Corp. 5.45% 6/9/44	1,141,000	1,424,128
Nucor Corp.:
4% 8/1/23	535,000	565,764
5.2% 8/1/43	713,000	897,061
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 6/15/25	3,797,000	4,073,195
7.125% 7/15/28	356,000	480,765
Southern Copper Corp.:
3.875% 4/23/25	654,000	687,629
5.25% 11/8/42	1,029,000	1,154,088
Vale Overseas Ltd. 4.375% 1/11/22	638,000	665,115
Vale SA 5.625% 9/11/42	1,176,000	1,347,623
		14,009,181

TOTAL MATERIALS		66,622,727

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Alexandria Real Estate Equities, Inc.:
3.9% 6/15/23	1,007,000	1,058,390
4.85% 4/15/49	2,300,000	2,846,766
American Tower Corp.:
3.55% 7/15/27	1,524,000	1,596,747
3.8% 8/15/29	3,000,000	3,199,180
Boston Properties, Inc.:
2.75% 10/1/26	1,247,000	1,259,170
3.125% 9/1/23	339,000	349,245
4.125% 5/15/21	375,000	384,210
Duke Realty LP:
3.625% 4/15/23	490,000	508,330
3.75% 12/1/24	1,025,000	1,085,209
ERP Operating LP:
3% 4/15/23	335,000	344,546
3.25% 8/1/27	2,314,000	2,437,353
4.625% 12/15/21	1,016,000	1,062,884
Federal Realty Investment Trust 3% 8/1/22	846,000	864,488
HCP, Inc.:
3% 1/15/30	3,700,000	3,696,592
3.4% 2/1/25	1,425,000	1,492,070
3.875% 8/15/24	1,350,000	1,439,230
Health Care REIT, Inc. 3.75% 3/15/23	1,543,000	1,612,695
Kimco Realty Corp.:
3.8% 4/1/27	713,000	759,798
4.125% 12/1/46	1,782,000	1,888,177
4.45% 9/1/47	924,000	1,030,116
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	1,425,000	1,515,946
4.5% 1/15/25	1,428,000	1,512,707
4.5% 4/1/27	1,693,000	1,834,752
Simon Property Group LP:
2.625% 6/15/22	1,414,000	1,437,191
3.25% 9/13/49	420,000	416,707
3.375% 12/1/27	4,210,000	4,474,595
SITE Centers Corp. 4.625% 7/15/22	106,000	110,591
Ventas Realty LP:
3.125% 6/15/23	1,126,000	1,155,419
3.25% 10/15/26	624,000	642,072
3.5% 2/1/25	713,000	742,593
3.85% 4/1/27	1,693,000	1,791,972
4% 3/1/28	3,744,000	4,033,323
4.125% 1/15/26	258,000	277,514
4.375% 2/1/45	535,000	582,577
4.875% 4/15/49	1,000,000	1,184,853
Weingarten Realty Investors 3.5% 4/15/23	677,000	693,846
Welltower, Inc. 4.95% 9/1/48	1,782,000	2,154,534
		53,476,388
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 2/15/23	677,000	703,127
CBRE Group, Inc. 4.875% 3/1/26	1,016,000	1,133,596
Digital Realty Trust LP 3.7% 8/15/27	1,425,000	1,502,714
Liberty Property LP:
3.25% 10/1/26	831,000	869,732
3.375% 6/15/23	495,000	514,086
3.75% 4/1/25	846,000	904,736
4.4% 2/15/24	1,324,000	1,435,080
Mack-Cali Realty LP:
3.15% 5/15/23	837,000	823,114
4.5% 4/18/22	751,000	762,147
Tanger Properties LP:
3.75% 12/1/24	1,158,000	1,181,625
3.875% 7/15/27	1,105,000	1,130,454
		10,960,411

TOTAL REAL ESTATE		64,436,799

UTILITIES - 1.8%
Electric Utilities - 1.2%
Alabama Power Co.:
3.7% 12/1/47	1,049,000	1,133,869
3.75% 3/1/45	178,000	192,427
4.15% 8/15/44	829,000	943,983
4.3% 7/15/48	1,048,000	1,251,361
5.2% 6/1/41	686,000	848,826
AmerenUE 3.9% 9/15/42	659,000	731,646
American Electric Power Co., Inc.:
2.95% 12/15/22	713,000	726,585
4.3% 12/1/28	3,117,000	3,490,152
Appalachian Power Co. 4.45% 6/1/45	1,069,000	1,256,805
Baltimore Gas & Electric Co.:
3.35% 7/1/23	508,000	526,722
3.5% 8/15/46	445,000	462,226
Carolina Power & Light Co. 2.8% 5/15/22	776,000	792,193
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	339,000	361,210
Cleco Corporate Holdings LLC 3.743% 5/1/26	1,009,000	1,048,191
Commonwealth Edison Co.:
3.1% 11/1/24	1,782,000	1,852,345
3.2% 11/15/49	1,000,000	1,004,307
3.4% 9/1/21	178,000	182,195
3.65% 6/15/46	510,000	547,972
3.7% 3/1/45	553,000	600,263
3.75% 8/15/47	1,096,000	1,202,398
4% 3/1/48	1,217,000	1,388,252
4% 3/1/49	84,000	96,247
Detroit Edison Co. 2.65% 6/15/22	1,425,000	1,443,894
Duke Energy Carolinas LLC:
2.95% 12/1/26	1,069,000	1,112,732
3.75% 6/1/45	356,000	389,854
3.875% 3/15/46	696,000	775,888
4% 9/30/42	668,000	752,038
Duke Energy Corp.:
1.8% 9/1/21	2,755,000	2,746,632
2.65% 9/1/26	2,379,000	2,396,166
3.75% 4/15/24	1,069,000	1,132,661
3.75% 9/1/46	1,627,000	1,697,061
3.95% 10/15/23	435,000	460,344
4.8% 12/15/45	2,998,000	3,598,177
Duke Energy Ohio, Inc. 4.3% 2/1/49	2,109,000	2,490,168
Duke Energy Progress, Inc.:
4.15% 12/1/44	321,000	369,264
4.375% 3/30/44	356,000	419,603
Edison International 2.95% 3/15/23	1,460,000	1,453,859
Entergy Corp.:
2.95% 9/1/26	837,000	851,743
4% 7/15/22	1,183,000	1,233,137
Entergy, Inc. 4% 3/30/29	1,407,000	1,558,276
Eversource Energy:
2.9% 10/1/24	1,524,000	1,559,572
3.35% 3/15/26	1,178,000	1,214,673
Exelon Corp.:
3.95% 6/15/25	3,502,000	3,762,360
5.1% 6/15/45	196,000	239,230
FirstEnergy Corp.:
3.9% 7/15/27	1,515,000	1,621,106
4.85% 7/15/47	1,969,000	2,336,946
Florida Power & Light Co.:
3.125% 12/1/25	909,000	959,141
3.15% 10/1/49	252,000	256,820
3.25% 6/1/24	842,000	880,818
4.05% 10/1/44	966,000	1,117,838
4.125% 6/1/48	2,192,000	2,621,690
Florida Power Corp. 3.4% 10/1/46	445,000	457,703
Indiana Michigan Power Co. 3.2% 3/15/23	495,000	511,791
Northern States Power Co.:
3.4% 8/15/42	356,000	372,987
4.125% 5/15/44	802,000	934,470
NSTAR Electric Co. 3.2% 5/15/27	1,364,000	1,435,465
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49	2,471,000	2,469,031
3.8% 9/30/47	2,700,000	3,009,691
PacifiCorp:
3.6% 4/1/24	713,000	751,363
4.125% 1/15/49	2,399,000	2,779,904
6% 1/15/39	1,104,000	1,530,406
PECO Energy Co. 3.9% 3/1/48	2,900,000	3,276,055
Potomac Electric Power Co. 6.5% 11/15/37	678,000	974,988
PPL Capital Funding, Inc.:
3.1% 5/15/26	1,425,000	1,451,946
3.4% 6/1/23	476,000	489,580
4.2% 6/15/22	356,000	371,123
4.7% 6/1/43	321,000	364,612
PPL Electric Utilities Corp.:
3% 10/1/49	2,479,000	2,367,230
4.15% 10/1/45	624,000	714,404
Progress Energy, Inc.:
4.875% 12/1/19	303,000	303,000
6% 12/1/39	926,000	1,223,860
Public Service Co. of Colorado:
2.9% 5/15/25	1,961,000	2,018,485
3.8% 6/15/47	825,000	926,506
Public Service Electric & Gas Co.:
3.65% 9/1/42	504,000	546,863
4% 6/1/44	891,000	996,699
Puget Sound Energy, Inc. 4.3% 5/20/45	1,142,000	1,339,552
Southern California Edison Co. 4% 4/1/47	1,782,000	1,874,475
Southern Co.:
2.35% 7/1/21	1,176,000	1,180,673
3.25% 7/1/26	1,961,000	2,033,504
4.4% 7/1/46	1,305,000	1,465,373
Southwestern Electric Power Co. 3.85% 2/1/48	1,600,000	1,677,277
Tampa Electric Co.:
4.45% 6/15/49	2,088,000	2,522,222
6.15% 5/15/37	1,116,000	1,488,835
Virginia Electric & Power Co.:
3.1% 5/15/25	713,000	740,003
3.3% 12/1/49 (d)	1,440,000	1,458,519
3.45% 2/15/24	490,000	513,650
3.8% 4/1/28	2,657,000	2,896,813
3.8% 9/15/47	1,463,000	1,596,772
4.2% 5/15/45	428,000	488,238
4.45% 2/15/44	490,000	574,993
4.6% 12/1/48	1,262,000	1,554,391
6% 5/15/37	356,000	484,813
Wisconsin Electric Power Co. 4.25% 6/1/44	837,000	951,285
Xcel Energy, Inc.:
2.6% 3/15/22	2,477,000	2,504,303
3.35% 12/1/26	535,000	560,863
4% 6/15/28	8,000,000	8,801,376
		129,077,958
Gas Utilities - 0.1%
AGL Capital Corp. 3.95% 10/1/46	2,409,000	2,534,262
Dominion Gas Holdings LLC:
2.5% 11/15/24	2,000,000	2,004,484
3.9% 11/15/49	2,300,000	2,309,870
Southern California Gas Co. 2.6% 6/15/26	2,358,000	2,373,608
		9,222,224
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.7% 6/15/21	1,543,000	1,554,200
4.75% 6/15/46	929,000	1,084,936
		2,639,136
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	1,782,000	1,875,594
3.8% 7/15/48	1,782,000	1,937,009
4.5% 2/1/45	1,186,000	1,430,830
5.15% 11/15/43	294,000	380,008
CenterPoint Energy, Inc.:
2.5% 9/1/22	2,649,000	2,666,764
3.7% 9/1/49	1,420,000	1,418,779
CMS Energy Corp. 4.875% 3/1/44	891,000	1,082,941
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	510,000	560,065
4.45% 6/15/20	356,000	360,681
4.45% 3/15/44	1,425,000	1,671,070
4.5% 5/15/58	1,690,000	1,993,660
4.65% 12/1/48	1,866,000	2,301,385
5.5% 12/1/39	445,000	580,174
Consolidated Edison, Inc. 2% 5/15/21	984,000	984,447
Consumers Energy Co. 2.85% 5/15/22	1,186,000	1,211,579
Delmarva Power & Light Co. 4% 6/1/42	713,000	773,132
Dominion Energy, Inc.:
3 month U.S. LIBOR + 2.300% 4.4044% 9/30/66 (a)(c)	178,000	163,538
3 month U.S. LIBOR + 2.825% 4.9294% 6/30/66 (a)(c)	178,000	169,100
3.9% 10/1/25	2,299,000	2,461,087
4.9% 8/1/41	356,000	419,539
DTE Energy Co.:
2.85% 10/1/26	1,069,000	1,075,093
3.8% 3/15/27	2,408,000	2,564,489
NiSource Finance Corp.:
3.95% 3/30/48	1,782,000	1,866,366
4.375% 5/15/47	852,000	953,290
4.8% 2/15/44	980,000	1,152,526
6.25% 12/15/40	437,000	580,456
NiSource, Inc. 3.49% 5/15/27	1,364,000	1,430,003
Puget Energy, Inc. 3.65% 5/15/25	1,438,000	1,491,853
San Diego Gas & Electric Co. 4.5% 8/15/40	178,000	202,103
Sempra Energy:
2.4% 3/15/20	2,211,000	2,212,267
2.875% 10/1/22	535,000	543,587
2.9% 2/1/23	529,000	538,254
3.25% 6/15/27	1,087,000	1,114,774
4% 2/1/48	4,978,000	5,186,834
4.05% 12/1/23	891,000	945,412
6% 10/15/39	178,000	231,001
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 4.0224% 5/15/67 (a)(c)	753,000	674,383
		47,204,073

TOTAL UTILITIES		188,143,391

TOTAL NONCONVERTIBLE BONDS
(Cost $2,472,206,450)		2,578,035,286

U.S. Government and Government Agency Obligations - 44.0%
U.S. Government Agency Obligations - 0.9%
Fannie Mae:
1.25% 8/17/21	$5,403,000	$5,369,541
1.5% 11/30/20	3,227,000	3,221,221
1.625% 10/15/24	4,500,000	4,486,388
1.75% 7/2/24	5,641,000	5,658,381
1.875% 4/5/22	5,747,000	5,777,564
1.875% 9/24/26	2,379,000	2,391,479
2% 10/5/22	6,571,000	6,648,816
2.125% 4/24/26	713,000	727,632
2.375% 1/19/23	5,335,000	5,453,189
2.625% 9/6/24	713,000	743,870
2.875% 9/12/23	1,373,000	1,433,889
Federal Home Loan Bank:
1.125% 7/14/21	2,365,000	2,346,949
1.375% 2/18/21	3,615,000	3,602,267
1.5% 8/15/24	1,280,000	1,271,213
1.875% 11/29/21	3,415,000	3,432,065
2% 9/9/22	6,775,000	6,834,716
2.5% 2/13/24	890,000	919,547
2.625% 10/1/20	3,100,000	3,124,203
3% 10/12/21	1,735,000	1,778,078
3.25% 11/16/28	4,230,000	4,677,431
5.5% 7/15/36	270,000	389,152
Freddie Mac:
1.375% 5/1/20	2,496,000	2,493,046
2.375% 1/13/22	2,317,000	2,351,388
2.75% 6/19/23	4,316,000	4,481,637
6.25% 7/15/32	1,373,000	2,005,325
6.75% 3/15/31	4,634,000	6,807,545
Tennessee Valley Authority:
5.25% 9/15/39	3,565,000	5,013,937
5.375% 4/1/56	961,000	1,525,377

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		94,965,846

U.S. Treasury Obligations - 43.1%
U.S. Treasury Bonds:
2.25% 8/15/46	18,044,300	18,178,223
2.25% 8/15/49	12,980,600	13,104,321
2.5% 2/15/45	67,999,600	71,853,796
2.5% 2/15/46	25,782,600	27,266,107
2.5% 5/15/46	49,427,500	52,290,820
2.75% 11/15/42	2,055,000	2,263,791
2.75% 8/15/47	23,325,800	25,942,663
2.75% 11/15/47	3,369,900	3,750,330
2.875% 5/15/43	28,853,400	32,455,567
2.875% 8/15/45	19,252,000	21,781,833
2.875% 11/15/46	21,910,500	24,901,797
2.875% 5/15/49	2,016,400	2,309,091
3% 11/15/44	41,796,400	48,214,433
3% 5/15/45	34,684,200	40,090,058
3% 11/15/45	15,380,000	17,818,571
3% 2/15/47	23,518,100	27,381,132
3% 5/15/47	15,564,600	18,121,207
3% 2/15/48	3,541,000	4,130,106
3% 8/15/48	14,318,900	16,730,740
3% 2/15/49	11,820,000	13,838,173
3.125% 11/15/41	1,577,000	1,841,394
3.125% 2/15/42	4,109,900	4,801,359
3.125% 2/15/43	19,043,200	22,288,727
3.125% 8/15/44	45,621,300	53,665,618
3.125% 5/15/48	466,400	557,129
3.375% 5/15/44	21,624,400	26,451,034
3.375% 11/15/48	7,409,700	9,271,098
3.625% 8/15/43	16,061,900	20,327,087
3.625% 2/15/44	10,924,700	13,864,554
3.75% 11/15/43	12,518,800	16,160,499
3.875% 8/15/40	1,333,400	1,725,972
4.25% 5/15/39	1,432,500	1,932,756
4.25% 11/15/40	144,500	196,424
4.375% 2/15/38	4,701,900	6,397,890
4.375% 11/15/39	17,800	24,444
4.375% 5/15/40	1,425,900	1,964,511
4.375% 5/15/41	5,235,500	7,248,509
4.5% 2/15/36	21,144,200	28,647,087
4.5% 5/15/38	9,471,500	13,100,638
4.5% 8/15/39	4,873,900	6,785,954
4.625% 2/15/40	3,832,100	5,433,798
4.75% 2/15/37	14,367,400	20,226,044
4.75% 2/15/41	2,223,700	3,221,238
5% 5/15/37	70,513,700	102,118,160
5.375% 2/15/31	9,530,300	12,977,960
6.25% 5/15/30	10,900,000	15,535,055
U.S. Treasury Notes:
1.125% 2/28/21	7,113,400	7,063,106
1.125% 6/30/21	12,661,800	12,554,471
1.125% 7/31/21	48,100	47,670
1.125% 8/31/21	12,193,100	12,079,266
1.125% 9/30/21	11,109,800	11,004,778
1.25% 1/31/20	147,000	146,898
1.25% 2/29/20	1,850,500	1,848,331
1.25% 3/31/21	37,462,200	37,244,158
1.25% 10/31/21	7,961,800	7,901,776
1.25% 7/31/23	13,243,000	13,073,324
1.25% 8/31/24	46,487,300	45,695,563
1.375% 12/15/19	1,800	1,800
1.375% 1/15/20	687,800	687,551
1.375% 1/31/20	754,700	754,329
1.375% 2/15/20	8,200	8,194
1.375% 2/29/20	1,771,600	1,770,008
1.375% 3/31/20	1,181,700	1,180,500
1.375% 4/30/20	2,019,400	2,017,112
1.375% 8/31/20	14,073,600	14,041,715
1.375% 9/15/20	3,194,500	3,187,138
1.375% 9/30/20	4,562,900	4,551,671
1.375% 10/31/20	2,645,400	2,637,650
1.375% 1/31/21	3,659,200	3,645,478
1.375% 4/30/21	15,324,700	15,260,648
1.375% 5/31/21	11,474,900	11,423,801
1.375% 6/30/23	11,597,800	11,504,927
1.375% 8/31/23	1,414,100	1,402,169
1.375% 9/30/23	14,100,300	13,974,719
1.375% 8/31/26	4,212,800	4,119,164
1.5% 4/15/20	2,392,100	2,390,792
1.5% 5/15/20	1,030,900	1,030,135
1.5% 5/31/20	7,063,500	7,057,430
1.5% 6/15/20	447,300	447,003
1.5% 7/15/20	121,200	121,077
1.5% 8/15/20	2,673,500	2,670,367
1.5% 8/31/21	46,149,000	46,019,206
1.5% 9/30/21	86,329,000	86,109,805
1.5% 10/31/21 (e)	72,675,000	72,501,829
1.5% 1/31/22	778,900	776,922
1.5% 8/15/22	55,547,800	55,393,742
1.5% 9/15/22	23,304,000	23,240,278
1.5% 2/28/23	2,682,400	2,673,389
1.5% 3/31/23	16,215,900	16,160,791
1.5% 9/30/24	112,329,000	111,635,719
1.5% 10/31/24 (e)	40,281,000	40,029,244
1.5% 8/15/26	11,644,100	11,479,445
1.625% 12/31/19	1,281,300	1,281,172
1.625% 3/15/20	1,031,300	1,031,099
1.625% 6/30/20	4,031,800	4,031,170
1.625% 7/31/20	8,480,400	8,478,412
1.625% 10/15/20	3,183,700	3,182,083
1.625% 11/30/20	2,266,300	2,264,618
1.625% 6/30/21	49,833,900	49,800,807
1.625% 8/31/22	16,786,200	16,795,380
1.625% 4/30/23	8,446,600	8,450,229
1.625% 5/31/23	9,273,600	9,278,309
1.625% 10/31/23	16,784,500	16,792,368
1.625% 2/15/26	1,812,700	1,803,637
1.625% 5/15/26	999,900	994,549
1.625% 9/30/26	33,195,000	32,975,861
1.625% 8/15/29	49,823,600	49,084,031
1.75% 10/31/20	1,775,300	1,776,271
1.75% 11/15/20	20,716,400	20,726,920
1.75% 12/31/20	20,424,900	20,432,081
1.75% 7/31/21	52,881,300	52,951,533
1.75% 11/30/21	25,651,000	25,709,115
1.75% 3/31/22	20,853,600	20,924,470
1.75% 5/31/22	2,861,800	2,871,749
1.75% 6/15/22	3,802,400	3,817,402
1.75% 6/30/22	4,865,800	4,885,187
1.75% 7/15/22	5,256,000	5,274,683
1.75% 9/30/22	5,131,500	5,152,146
1.75% 1/31/23	4,570,000	4,589,637
1.75% 6/30/24	7,244,300	7,282,502
1.75% 7/31/24	31,872,800	32,042,124
1.875% 6/30/20	4,329,300	4,334,712
1.875% 12/15/20	15,154,500	15,181,139
1.875% 11/30/21	14,483,500	14,551,957
1.875% 1/31/22	9,778,100	9,828,518
1.875% 2/28/22	23,488,000	23,615,533
1.875% 3/31/22	23,673,300	23,812,011
1.875% 4/30/22	4,392,000	4,418,592
1.875% 5/31/22	2,858,100	2,876,968
1.875% 7/31/22	5,928,100	5,969,319
1.875% 8/31/22	12,417,700	12,506,467
1.875% 9/30/22	14,080,600	14,186,754
1.875% 10/31/22	4,883,700	4,920,900
1.875% 6/30/26	15,666,100	15,814,194
1.875% 7/31/26	33,197,000	33,510,815
2% 11/30/20	9,125,500	9,153,304
2% 1/15/21	24,349,700	24,428,646
2% 2/28/21	4,701,900	4,718,981
2% 5/31/21	7,181,100	7,214,481
2% 8/31/21	19,302,900	19,415,249
2% 10/31/21	5,293,600	5,329,166
2% 12/31/21	608,700	613,241
2% 7/31/22	8,566,000	8,654,337
2% 11/30/22	26,380,700	26,681,605
2% 4/30/24	10,425,000	10,588,705
2% 5/31/24	35,935,300	36,519,249
2% 6/30/24	4,459,800	4,531,226
2% 2/15/25	647,800	658,808
2% 8/15/25	6,441,400	6,551,608
2% 11/15/26	23,478,900	23,902,621
2.125% 8/31/20	8,867,800	8,897,937
2.125% 1/31/21	545,400	548,106
2.125% 5/31/21	32,693,500	32,910,605
2.125% 6/30/21	1,294,000	1,303,200
2.125% 8/15/21	16,174,900	16,300,635
2.125% 9/30/21	7,778,200	7,843,525
2.125% 12/31/21	2,842,900	2,871,440
2.125% 5/15/22	9,016,000	9,124,826
2.125% 6/30/22	7,266,700	7,362,927
2.125% 12/31/22	24,694,600	25,081,418
2.125% 11/30/23	20,730,600	21,133,875
2.125% 2/29/24	9,378,800	9,567,841
2.125% 3/31/24	53,728,900	54,832,861
2.125% 7/31/24	2,225,100	2,273,948
2.125% 9/30/24	16,014,500	16,374,826
2.125% 11/30/24	2,535,000	2,593,325
2.125% 5/15/25	10,401,000	10,644,367
2.125% 5/31/26	17,086,000	17,509,145
2.25% 3/31/20	4,310,800	4,318,546
2.25% 3/31/21	22,407,100	22,571,652
2.25% 4/30/21	16,553,100	16,681,775
2.25% 7/31/21	5,648,300	5,701,253
2.25% 4/15/22	42,561,100	43,184,554
2.25% 12/31/23	522,200	535,133
2.25% 1/31/24	13,549,500	13,887,708
2.25% 4/30/24	73,068,600	74,989,505
2.25% 10/31/24	23,871,200	24,561,227
2.25% 11/15/24	15,315,800	15,756,727
2.25% 12/31/24	13,968,400	14,373,265
2.25% 11/15/25	18,937,500	19,524,858
2.25% 2/15/27	10,113,000	10,469,720
2.25% 8/15/27	109,962,000	114,012,554
2.25% 11/15/27	105,049,100	108,996,648
2.375% 4/30/20	500	501
2.375% 3/15/21	44,331,800	44,717,972
2.375% 4/15/21	28,841,000	29,104,625
2.375% 3/15/22	5,867,700	5,969,468
2.375% 1/31/23	7,523,300	7,699,333
2.375% 2/29/24	50,172,600	51,693,457
2.375% 8/15/24	5,198,200	5,371,203
2.375% 5/15/27	22,662,000	23,682,675
2.375% 5/15/29	36,416,200	38,276,840
2.5% 5/31/20	4,196,100	4,212,983
2.5% 1/31/21	14,027,300	14,154,970
2.5% 2/28/21	25,456,100	25,703,700
2.5% 1/15/22	45,352,000	46,174,005
2.5% 2/15/22	94,630,000	96,408,009
2.5% 3/31/23	19,298,800	19,855,148
2.5% 8/15/23	17,319,200	17,866,514
2.5% 1/31/24	45,416,000	46,996,690
2.5% 5/15/24	17,021,500	17,654,487
2.5% 1/31/25	20,661,800	21,521,363
2.5% 2/28/26	9,949,100	10,413,521
2.625% 7/31/20	788,100	793,026
2.625% 8/15/20	7,285,600	7,333,127
2.625% 11/15/20	16,786,200	16,932,424
2.625% 5/15/21	63,071,800	63,919,327
2.625% 6/15/21	15,233,000	15,448,999
2.625% 7/15/21	38,820,700	39,404,527
2.625% 12/15/21	46,171,900	47,098,945
2.625% 6/30/23	68,754,000	71,160,390
2.625% 12/31/23	31,069,500	32,290,434
2.625% 3/31/25	2,858,900	2,997,601
2.625% 12/31/25	10,880,100	11,457,680
2.625% 2/15/29	20,536,100	22,012,934
2.75% 4/30/23	11,148,100	11,565,718
2.75% 5/31/23	72,532,800	75,315,113
2.75% 7/31/23	10,000	10,400
2.75% 8/31/23	32,581,800	33,914,345
2.75% 11/15/23	12,801,100	13,349,147
2.75% 2/15/24	24,170,600	25,262,998
2.75% 2/28/25	3,753,700	3,959,567
2.75% 6/30/25	3,682,400	3,892,124
2.75% 2/15/28	77,960,400	83,917,062
2.875% 10/31/20	143,800	145,317
2.875% 9/30/23	48,787,500	51,047,733
2.875% 10/31/23	33,848,500	35,443,082
2.875% 11/30/23	22,756,900	23,851,187
2.875% 4/30/25	12,040,300	12,789,997
2.875% 5/31/25	21,522,000	22,875,532
2.875% 5/15/28	46,361,100	50,432,184
2.875% 8/15/28	55,935,600	60,937,029
3% 10/31/25	7,767,100	8,335,373
3.125% 5/15/21	9,067,900	9,255,634
3.125% 11/15/28	3,802,200	4,227,720
3.5% 5/15/20	67,100	67,653
3.625% 2/15/20	332,600	333,821
3.625% 2/15/21	7,093,800	7,255,073

TOTAL U.S. TREASURY OBLIGATIONS		4,522,172,057

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,519,404,778)		4,617,137,903

U.S. Government Agency - Mortgage Securities - 26.6%
Fannie Mae - 11.8%
12 month U.S. LIBOR + 1.510% 3.848% 11/1/34 (a)(c)	727,541	754,608
12 month U.S. LIBOR + 1.640% 4.591% 4/1/41 (a)(c)	245,526	254,058
12 month U.S. LIBOR + 1.880% 4.542% 11/1/34 (a)(c)	59,704	62,455
2.5% 10/1/23 to 11/1/49	74,491,431	75,255,303
3% 12/1/21 to 10/1/49	324,380,144	332,177,206
3.5% 5/1/20 to 7/1/49	348,501,831	361,399,592
4% 7/1/20 to 4/1/49	279,887,153	293,717,998
4.5% 12/1/19	5	5
4.5% 12/1/19	27	27
4.5% 12/1/19	26	26
4.5% 12/1/19	58	58
4.5% to 4.5% 1/1/20 to 6/1/49	97,506,335	103,573,009
5% 12/1/20 to 10/1/49	35,460,899	38,296,417
5.5% 12/1/22 to 5/1/49	20,236,446	22,530,825
6% to 6% 2/1/23 to 7/1/41	4,719,819	5,398,684
6.5% 3/1/22 to 6/1/40	1,745,077	2,027,079

TOTAL FANNIE MAE		1,235,447,350

Freddie Mac - 6.1%
12 month U.S. LIBOR + 1.952% 4.676% 9/1/37 (a)(c)	84,126	88,104
U.S. TREASURY 1 YEAR INDEX + 1.716% 4.408% 3/1/36 (a)(c)	494,524	517,363
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.61% 12/1/35 (a)(c)	302,579	318,081
U.S. TREASURY 1 YEAR INDEX + 2.250% 4.872% 3/1/35 (a)(c)	150,313	157,783
2.5% 11/1/22 to 11/1/49	48,369,297	48,880,501
3% 12/1/21 to 12/1/49	178,216,593	182,663,209
3% 8/1/47	123,730	126,471
3% 5/1/49	100,010	101,637
3.5% 1/1/21 to 7/1/49	200,749,492	208,575,204
3.5% 8/1/47	360,214	373,463
3.5% 9/1/47	67,307	69,762
3.5% 9/1/47	4,569,227	4,788,696
4% 2/1/25 to 4/1/49	113,823,414	119,548,738
4.5% 6/1/25 to 5/1/49	52,684,409	55,849,815
5% 4/1/23 to 4/1/49	10,534,578	11,429,822
5.5% 5/1/23 to 6/1/41	4,993,768	5,594,015
6% 4/1/32 to 8/1/37	145,690	164,841
6.5% 8/1/36 to 12/1/37	36,388	42,434

TOTAL FREDDIE MAC		639,289,939

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 2/1/32	24,317	24,619
Ginnie Mae - 7.6%
3.5% 11/15/40 to 3/20/49	268,141,837	279,570,298
4% 1/15/25 to 3/20/49 (d)	140,927,548	147,795,697
5% 1/20/39 to 3/20/49	29,471,184	31,643,521
2.5% 10/20/42 to 11/20/49	5,632,020	5,684,348
2.5% 12/1/49 (d)	2,000,000	2,014,219
3% 4/15/42 to 6/20/49	137,873,349	142,389,220
3% 12/1/49 (d)	20,550,000	21,119,942
3% 12/1/49 (d)	16,050,000	16,495,137
3% 12/1/49 (d)	18,300,000	18,807,540
3.5% 12/1/49 (d)	14,100,000	14,572,570
4% 12/1/49 (d)	17,400,000	18,067,454
4% 12/1/49 (d)	8,600,000	8,929,891
4.5% 3/20/33 to 3/20/49	77,727,017	82,297,801
4.5% 12/1/49 (d)	3,900,000	4,075,500
5% 12/1/49 (d)	1,500,000	1,581,211
5.5% 12/20/32 to 1/20/49	4,507,197	4,980,688
5.5% 12/1/49 (d)	200,000	211,125
6% 5/20/34 to 12/15/40	1,339,910	1,526,909
6.5% 8/20/36 to 1/15/39	254,281	295,230

TOTAL GINNIE MAE		802,058,301

Uniform Mortgage Backed Securities - 1.1%
2.5% 12/1/34 (d)	13,000,000	13,114,765
2.5% 12/1/49 (d)	4,800,000	4,752,000
3% 12/1/34 (d)	5,900,000	6,038,281
3% 12/1/49 (d)	35,700,000	36,204,819
3.5% 12/1/34 (d)	2,700,000	2,797,664
3.5% 12/1/49 (d)	22,700,000	23,302,969
4% 12/1/34 (d)	900,000	938,496
4% 12/1/49 (d)	17,600,000	18,260,000
4.5% 12/1/49 (d)	8,200,000	8,614,485
5% 12/1/49 (d)	2,400,000	2,563,688
5.5% 12/1/49 (d)	1,300,000	1,401,156

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		117,988,323

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,757,837,239)		2,794,808,532

Asset-Backed Securities - 0.2%
American Express Credit Account Master Trust Series 2017-3 Class A, 1.77% 11/15/22	$820,000	$819,689
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	1,702,000	1,726,723
Chase Issuance Trust:
Series 2012-A7 Class A7, 2.16% 9/15/24	1,662,000	1,677,069
Series 2015-A4 Class A, 1.84% 4/15/22	846,000	845,776
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	834,000	886,353
Series 2018-A6 Class A6, 3.21% 12/7/24	1,693,000	1,755,928
2.19% 11/20/23	1,013,000	1,020,402
Discover Card Master Trust:
Series 2015-A2 Class A, 1.9% 10/17/22	1,925,000	1,924,853
Series 2017-A4 Class A4, 2.53% 10/15/26	256,000	260,596
Series 2018-A1 Class A1, 3.03% 8/15/25	3,422,000	3,540,585
Ford Credit Auto Owner Trust Series 2016-C Class A3, 1.22% 3/15/21	182,696	182,529
Ford Credit Floorplan Master Owner Trust:
Series 2015-2 Class A1, 1.98% 1/15/22	1,693,000	1,692,920
Series 2018-2 Class A, 3.17% 3/15/25	3,396,000	3,502,649
Honda Auto Receivables Owner Trust Series 2016-4 Class A3, 1.21% 12/18/20	166,817	166,640
TOTAL ASSET-BACKED SECURITIES
(Cost $19,782,854)		20,002,712

Commercial Mortgage Securities - 1.7%
BANK sequential payer Series 2017-BNK4 Class ASB, 3.419% 5/15/50	4,286,000	4,510,296
Benchmark Mortgage Trust:
Series 2019-B12 Class A5, 3.1156% 8/15/52	4,705,000	4,910,304
Series 2019-B9 Class A5, 4.0156% 3/15/52	4,179,000	4,659,771
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	5,370,000	5,690,547
Series 2015-GC29 Class A4, 3.192% 4/10/48	2,028,000	2,116,046
Series 2015-P1 Class A5, 3.717% 9/15/48	1,045,000	1,119,897
Series 2016-C1 Class A4, 3.209% 5/10/49	3,308,000	3,466,473
Series 2016-P4:
Class A4, 2.902% 7/10/49	3,832,000	3,948,231
Class AAB, 2.779% 7/10/49	2,201,000	2,239,964
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	5,728,746	6,084,866
Series 2013-CR7 Class A4, 3.213% 3/10/46	2,504,405	2,575,979
Series 2014-LC15 Class A4, 4.006% 4/10/47	1,909,000	2,037,899
Series 2013-CR6 Class A4, 3.101% 3/10/46	3,344,000	3,434,093
Series 2015-CR22 Class A5, 3.309% 3/10/48	3,462,000	3,623,766
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	2,240,000	2,384,853
Series 2019-C17:
Class A4, 2.7628% 9/15/52	3,480,000	3,517,760
Class A5, 3.0161% 9/15/52	3,480,000	3,585,131
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	2,236,992	2,238,584
Series K034 Class A2, 3.531% 7/25/23	1,604,000	1,688,336
Series K057 Class A2, 2.57% 7/25/26	2,844,000	2,926,799
Series K080 Class A2, 3.926% 7/25/28	2,957,000	3,320,016
Series 2017-K727 Class A2, 2.946% 7/25/24	4,770,000	4,930,626
Series K-1510 Class A2, 3.718% 1/25/31	2,646,000	2,976,748
Series K013 Class A2, 3.974% 1/25/21	2,063,000	2,099,338
Series K020 Class A2, 2.373% 5/25/22	1,854,000	1,871,129
Series K036 Class A2, 3.527% 10/25/23	1,600,000	1,688,355
Series K046 Class A2, 3.205% 3/25/25	5,935,000	6,274,812
Series K047 Class A2, 3.329% 5/25/25	688,000	732,136
Series K053 Class A2, 2.995% 12/25/25	1,267,000	1,331,324
Series K056 Class A2, 2.525% 5/25/26	3,698,000	3,794,626
Series K062 Class A1, 3.032% 9/25/26	3,608,903	3,763,138
Series K064 Class A2, 3.224% 3/25/27	3,075,000	3,283,838
Series K068 Class A2, 3.244% 8/25/27	4,243,000	4,543,751
Series K079 Class A2, 3.926% 6/25/28	1,386,000	1,555,998
Series K094 Class A2, 2.903% 6/25/29	9,484,000	10,013,453
Series K730 Class A2, 3.59% 1/25/25	6,894,000	7,336,244
GS Mortgage Securities Trust sequential payer:
Series 2013-GC10 Class A4, 2.681% 2/10/46	1,645,912	1,672,708
Series 2014-GC26 Class A4, 3.364% 11/10/47	4,438,000	4,648,187
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C12 Class A5, 3.6637% 7/15/45	3,566,000	3,736,669
Series 2014-C21 Class A5, 3.7748% 8/15/47	6,016,000	6,399,431
Series 2014-C23 Class A5, 3.9342% 9/15/47	1,702,000	1,825,455
Series 2014-C24 Class A5, 3.6385% 11/15/47	4,646,000	4,928,278
JPMBB Commercial Mortgage Secutities Trust sequential payer Series 2015-C29 Class A4, 3.6108% 5/15/48	1,604,000	1,702,747
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C2 Class ASB, 2.9542% 6/15/49	3,149,000	3,224,532
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	2,968,321	3,014,976
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13 Class A4, 3.9936% 1/15/46 (a)	1,465,028	1,545,013
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.2987% 8/15/46 (a)	3,367,000	3,585,191
Series 2015-C27 Class ASB, 3.557% 12/15/47	841,000	877,772
Series 2016-C28 Class ASB, 3.288% 1/15/49	1,618,000	1,672,671
Series 2015-C20 Class A4, 3.249% 2/15/48	2,625,000	2,739,962
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2019-C52 Class A5, 2.892% 8/15/52	5,667,000	5,792,978
Series 2018-C48 Class A5, 4.302% 1/15/52	3,485,000	3,938,512
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	1,782,000	1,830,790
Series 2014-C25 Class A5, 3.631% 11/15/47	2,576,000	2,730,884
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $178,533,159)		182,141,883

Municipal Securities - 0.4%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,730,000	3,035,026
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	425,000	699,278
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	$4,410,000	$7,156,151
Series 2018, 3.5% 4/1/28	2,300,000	2,506,862
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	1,365,000	1,532,677
Dallas Fort Worth Int'l. Arpt. Rev. Series 2019 A, 3.144% 11/1/45	435,000	439,859
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	2,925,000	3,148,119
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	1,355,000	1,741,405
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	1,685,000	2,791,320
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	890,000	1,202,150
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	840,000	870,400
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	837,000	1,344,105
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	1,610,000	2,361,918
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	1,910,000	2,473,335
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	1,095,000	1,563,989
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	920,000	1,222,726
Series 2010 164, 5.647% 11/1/40	930,000	1,267,125
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	1,010,000	1,008,495
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	1,130,000	1,534,800
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	2,016,000	2,631,465
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	175,000	239,342
Series 2015 AP, 3.931% 5/15/45	665,000	733,615
Univ. of Virginia Gen. Rev. (Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	845,000	1,046,871
TOTAL MUNICIPAL SECURITIES
(Cost $39,940,428)		42,551,033

Foreign Government and Government Agency Obligations - 1.3%
Alberta Province:
1.9% 12/6/19	$1,693,000	$1,693,000
2.95% 1/23/24	5,000,000	5,217,750
3.3% 3/15/28	696,000	760,262
Banque Centrale de Tunisie 1.416% 8/5/21	1,515,000	1,505,176
Canadian Government 2% 11/15/22	845,000	853,018
Chilean Republic:
3.24% 2/6/28	2,067,000	2,181,977
3.25% 9/14/21	1,604,000	1,635,579
3.86% 6/21/47	1,069,000	1,194,273
Colombian Republic:
2.625% 3/15/23	1,350,000	1,352,109
3.875% 4/25/27	4,028,000	4,238,211
4% 2/26/24	686,000	719,228
4.5% 3/15/29	2,157,000	2,372,700
5% 6/15/45	2,146,000	2,465,218
5.625% 2/26/44	1,386,000	1,700,882
6.125% 1/18/41	846,000	1,081,029
Hungarian Republic:
5.375% 3/25/24	5,000,000	5,643,750
5.75% 11/22/23	9,270,000	10,469,306
Indonesian Republic:
3.4% 9/18/29	1,000,000	1,039,688
5.35% 2/11/49	1,000,000	1,286,875
Israeli State:
3.25% 1/17/28	2,565,000	2,764,301
4% 6/30/22	1,247,000	1,308,951
Italian Republic:
2.375% 10/17/24	1,400,000	1,370,585
2.875% 10/17/29	1,600,000	1,532,110
4% 10/17/49	1,000,000	972,433
6.875% 9/27/23	1,069,000	1,226,898
Jordanian Kingdom 3% 6/30/25	341,000	361,193
Manitoba Province:
2.1% 9/6/22	339,000	341,627
2.125% 5/4/22	713,000	718,440
3.05% 5/14/24	267,000	280,270
Ontario Province:
2.25% 5/18/22	1,038,000	1,049,449
2.3% 6/15/26	4,615,000	4,707,438
2.4% 2/8/22	929,000	941,319
2.5% 4/27/26	891,000	919,325
2.55% 2/12/21	1,756,000	1,771,312
3.05% 1/29/24	2,120,000	2,221,103
Panamanian Republic:
3.75% 3/16/25	540,000	572,231
3.875% 3/17/28	1,711,000	1,862,851
4% 9/22/24	682,000	728,888
4.3% 4/29/53	1,012,000	1,167,595
4.5% 4/16/50	1,212,000	1,424,858
5.2% 1/30/20	256,000	258,080
Peruvian Republic:
2.844% 6/20/30	3,820,000	3,945,344
4.125% 8/25/27	919,000	1,029,567
5.625% 11/18/50	1,275,000	1,859,906
6.55% 3/14/37	548,000	797,511
Philippine Republic:
3% 2/1/28	3,387,000	3,520,617
3.75% 1/14/29	1,000,000	1,106,250
3.95% 1/20/40	1,444,000	1,659,246
4.2% 1/21/24	678,000	730,757
6.375% 10/23/34	1,849,000	2,615,757
6.5% 1/20/20	1,095,000	1,102,186
Polish Government:
3.25% 4/6/26	1,176,000	1,252,808
4% 1/22/24	811,000	871,022
5% 3/23/22	2,585,000	2,773,220
Province of British Columbia 2.25% 6/2/26	672,000	686,273
Province of Quebec:
2.375% 1/31/22	677,000	685,374
2.5% 4/20/26	1,009,000	1,041,631
2.75% 8/25/21	3,565,000	3,622,931
2.75% 4/12/27	846,000	888,811
2.875% 10/16/24	370,000	387,908
Ukraine Government 1.471% 9/29/21	1,836,000	1,827,591
United Mexican States:
3.625% 3/15/22	534,000	551,689
3.75% 1/11/28	1,604,000	1,666,656
4% 10/2/23	3,342,000	3,541,476
4.125% 1/21/26	455,000	486,423
4.15% 3/28/27	5,020,000	5,361,988
4.35% 1/15/47	2,568,000	2,665,103
4.5% 4/22/29	1,000,000	1,096,563
4.6% 1/23/46	1,034,000	1,107,026
4.6% 2/10/48	3,128,000	3,375,308
4.75% 3/8/44	1,730,000	1,885,159
5.55% 1/21/45	698,000	850,469
6.05% 1/11/40	856,000	1,102,903
Uruguay Republic:
4.125% 11/20/45	846,621	902,445
4.375% 1/23/31	2,824,181	3,130,428
4.975% 4/20/55	1,049,811	1,235,168
5.1% 6/18/50	1,025,748	1,225,769
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $134,505,375)		138,500,571

Supranational Obligations - 1.1%
African Development Bank:
1.25% 7/26/21	1,674,000	1,661,205
2.375% 9/23/21	517,000	523,116
Asian Development Bank:
1.5% 1/22/20	846,000	845,465
1.5% 10/18/24	4,500,000	4,458,510
1.75% 9/13/22	2,544,000	2,549,284
1.875% 2/18/22	356,000	357,556
2% 4/24/26	1,123,000	1,136,551
2.125% 11/24/21	860,000	866,854
2.25% 1/20/21	525,000	527,985
2.5% 11/2/27	1,195,000	1,252,249
2.625% 1/30/24	2,742,000	2,842,754
2.625% 1/12/27	1,158,000	1,220,567
2.75% 3/17/23	1,707,000	1,764,850
2.75% 1/19/28	874,000	934,659
Council of Europe Development Bank 1.625% 3/16/21	672,000	670,277
European Bank for Reconstruction & Development:
1.125% 8/24/20	836,000	831,820
2.125% 3/7/22	836,000	843,767
European Investment Bank:
1.375% 6/15/20	485,000	483,961
1.375% 9/15/21	3,131,000	3,113,601
1.625% 6/15/21	1,247,000	1,245,875
1.875% 2/10/25	535,000	540,553
2% 3/15/21	850,000	852,780
2% 12/15/22	2,525,000	2,549,015
2.125% 10/15/21	506,000	509,862
2.25% 3/15/22	2,834,000	2,870,132
2.25% 8/15/22	335,000	340,067
2.25% 6/24/24	4,115,000	4,218,434
2.375% 6/15/22	2,496,000	2,539,910
2.375% 5/24/27	713,000	741,713
2.5% 4/15/21	829,000	837,462
2.5% 3/15/23	3,743,000	3,841,884
2.5% 10/15/24	1,020,000	1,057,420
2.875% 9/15/20	1,604,000	1,618,035
2.875% 8/15/23	1,888,000	1,970,885
3.125% 12/14/23	2,459,000	2,600,173
3.25% 1/29/24	356,000	378,034
Inter-American Development Bank:
1.25% 9/14/21	1,310,000	1,300,070
1.75% 4/14/22	335,000	335,483
1.75% 9/14/22	1,096,000	1,098,276
1.875% 6/16/20	939,000	939,259
1.875% 3/15/21	696,000	697,473
2% 6/2/26	713,000	721,937
2.125% 1/18/22	1,087,000	1,096,835
2.125% 1/15/25	326,000	332,067
2.25% 6/18/29	3,189,000	3,295,840
2.375% 7/7/27	1,200,000	1,245,421
2.5% 1/18/23	1,241,000	1,271,455
2.625% 4/19/21	1,696,000	1,715,309
3% 10/4/23	637,000	667,841
4.375% 1/24/44	713,000	974,632
International Bank for Reconstruction & Development:
1.125% 8/10/20	3,529,000	3,511,828
1.375% 5/24/21	1,009,000	1,004,526
1.375% 9/20/21	933,000	928,211
1.5% 8/28/24	7,014,000	6,945,010
1.625% 3/9/21	1,069,000	1,067,642
1.625% 2/10/22	696,000	695,026
1.75% 4/19/23	1,195,000	1,197,716
1.875% 10/7/22	3,030,000	3,047,734
1.875% 6/19/23	2,992,000	3,011,216
1.875% 10/27/26	849,000	853,881
2% 1/26/22	5,780,000	5,818,344
2.25% 6/24/21	2,865,000	2,889,095
2.5% 3/19/24	677,000	699,074
2.5% 11/25/24	1,016,000	1,053,964
2.5% 7/29/25	676,000	704,110
2.75% 7/23/21	1,720,000	1,749,468
7.625% 1/19/23	988,000	1,163,267
International Finance Corp.:
1.125% 7/20/21	1,167,000	1,156,185
1.625% 7/16/20	511,000	510,601
2.25% 1/25/21	333,000	334,893
2.875% 7/31/23	767,000	798,191
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $109,075,898)		110,429,145

Bank Notes - 0.2%
Bank of America NA 6% 10/15/36	344,000	470,689
Citibank NA 3.65% 1/23/24	4,456,000	4,713,305
Discover Bank 3.45% 7/27/26	2,273,000	2,352,437
KeyBank NA 2.5% 12/15/19	569,000	569,095
RBS Citizens NA:
2.65% 5/26/22	$3,633,000	$3,677,530
3.75% 2/18/26	2,407,000	2,568,118
SunTrust Banks, Inc. 3.3% 5/15/26	1,355,000	1,411,237
U.S. Bank NA, Cincinnati 3.4% 7/24/23	1,782,000	1,867,575
TOTAL BANK NOTES
(Cost $17,121,463)		17,629,986
	Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund 1.61% (f)
(Cost $127,366,393)	127,340,925	127,366,393
	Maturity Amount	Value

Repurchase Agreements - 0.7%
Investments in repurchase agreements in a joint trading account at 1.69%, dated 11/29/19 due 12/2/19 (Collateralized by U.S. Government Obligations) #(g)
(Cost $73,242,000)	73,252,315	73,242,000
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $10,449,016,037)		10,701,845,444
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(209,367,419)
NET ASSETS - 100%		$10,492,478,025

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $94,771,682 or 0.9% of net assets.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$804,725
Total	$804,725

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$73,242,000 due 12/02/19 at 1.69%
J.P. Morgan Securities, Inc.	$73,242,000
$73,242,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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